UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03651
Touchstone Strategic Trust - March Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024

Item 1. Reports to Stockholders.

       (a) The Report to Shareholders is attached herewith.

Touchstone Flexible Income Fund CLASS A - FFSAX

Touchstone Flexible Income Fund CLASS C - FRACX

Touchstone Flexible Income Fund CLASS Y - MXIIX

Touchstone Flexible Income Fund INSTITUTIONAL CLASS - TFSLX

Touchstone Focused Fund CLASS A - TFOAX

Touchstone Focused Fund CLASS C - TFFCX

Touchstone Focused Fund CLASS Y - TFFYX

Touchstone Focused Fund INSTITUTIONAL CLASS - TFFIX

Touchstone Growth Opportunities Fund CLASS A - TGVFX

Touchstone Growth Opportunities Fund CLASS C - TGVCX

Touchstone Growth Opportunities Fund CLASS Y - TGVYX

Touchstone Growth Opportunities Fund INSTITUTIONAL CLASS - TGVVX

Touchstone Mid Cap Growth Fund CLASS A - TEGAX

Touchstone Mid Cap Growth Fund CLASS C - TOECX

Touchstone Mid Cap Growth Fund CLASS Y - TEGYX

Touchstone Mid Cap Growth Fund INSTITUTIONAL CLASS - TEGIX

Touchstone Mid Cap Growth Fund CLASS R6 - TFGRX

Touchstone Non-US ESG Equity Fund CLASS A - TEQAX

Touchstone Non-US ESG Equity Fund CLASS C - TEQCX

Touchstone Non-US ESG Equity Fund CLASS Y - TIQIX

Touchstone Non-US ESG Equity Fund INSTITUTIONAL CLASS - TROCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS A - TSMGX

Touchstone Sands Capital Emerging Markets Growth CLASS C - TEGCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS Y - TSEMX

Touchstone Sands Capital Emerging Markets Growth Fund INSTITUTIONAL CLASS - TSEGX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS R6 - TSRMX

Touchstone Strategic Income Opportunities Fund CLASS A - TQPAX

Touchstone Strategic Income Opportunities Fund CLASS C - TQPCX

Touchstone Strategic Income Opportunities Fund CLASS Y - TQPYX

Touchstone Strategic Income Opportunities Fund INSTITUTIONAL CLASS - TQPIX

Touchstone Flexible Income Fund
CLASS A | FFSAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.04%
Key Fund Stat
i
stics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%
Graphical Re
p
re
se
ntation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
To tal	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's").
If
agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for
reasons unrelated to the creditworthiness of the
i
ssuer.
Availability of Additional Information
You can find additional informat
io
n about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or
s
can the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Flexible Income Fund
CLASS C | FRACX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.79%
Key Fund Statistics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Flexible Income Fund
CLASS Y | MXIIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 41	0.79%
Key Fund Statistics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Flexible Income Fund
INSTITUTIONAL CLASS | TFSLX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 35	0.69%
Key Fund Statistics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
CLASS A | TFOAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.16%
Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
CLASS C | TFFCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.94%
Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
CLASS Y | TFFYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 46	0.87%
Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Focused Fund
INSTITUTIONAL CLASS | TFFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 44	0.84%
Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
CLASS A | TGVFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.26%
Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
CLASS C | TGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 105	2.01%
Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
CLASS Y | TGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 53	1.01%
Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Growth Opportunities Fund
INSTITUTIONAL CLASS | TGVVX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This
semi-annual shareholder report
contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.91%
Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS A | TEGAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.23%
Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS C | TOECX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	2.09%
Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS Y | TEGYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 50	1.00%
Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
INSTITUTIONAL CLASS | TEGIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 43	0.87%
Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Mid Cap Growth Fund
CLASS R6 | TFGRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 39	0.78%
Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US ESG Equity Fund
CLASS A | TEQAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.15%
Key Fund Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Availability of Additional Information
You can find additional information about the
Fund
such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US ESG Equity Fund
CLASS C | TEQCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.94%
Key Fund Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical
Allocation
(% of Net
A
ssets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US ESG Equity Fund
CLASS Y | TIQIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 47	0.90%
Key Fund
Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Availability of Additional Information
You can find additional information about the
Fund
such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Non-US ESG Equity Fund
INSTITUTIONAL CLASS | TROCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 46	0.88%
Key Fund Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Availability of Additional Information
You can find additional information about the
Fund
such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS A | TSMGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 84	1.60%
Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Availability of Additional Information
You can
find
additional information about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth
Fund
CLASS C | TEGCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 124	2.35%
Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Availability of Additional Information
You can find additional information about the
Fund
such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS Y | TSEMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 67	1.27%
Key Fund
Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Availability of Additional Information
You can find additional
information
about the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
INSTITUTIONAL CLASS | TSEGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 64	1.21%
Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund
such
as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS R6 | TSRMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 62	1.17%
Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Availability of Additional Information
You can find additional information
about
the Fund such as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Opportunities Fund
CLASS A | TQPAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the
Fund
such
as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Opportunities Fund
CLASS C | TQPCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.71%
Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about
the
Fund
such
as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Opportunities Fund
CLASS Y | TQPYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 39	0.75%
Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund
such
as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.
Touchstone Strategic Income Opportunities Fund
INSTITUTIONAL CLASS | TQPIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
touchstoneinvestments.com/mutual-funds
. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 34	0.65%
Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund
such
as the prospectus, financial information and fund holdings at
touchstoneinvestments.com/mutual-funds
or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at
touchstoneinvestments.com/Resources
. You can also request this information by contacting us at 800.543.0407.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

September 30, 2024 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US ESG Equity Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Opportunities Fund

Page
Portfolios of Investments:
Touchstone Flexible Income Fund	3-8
Touchstone Focused Fund	9
Touchstone Growth Opportunities Fund	10
Touchstone Mid Cap Growth Fund	11
Touchstone Non-US ESG Equity Fund	12-13
Touchstone Sands Capital Emerging Markets Growth Fund	14-15
Touchstone Strategic Income Opportunities Fund	16-19
Statements of Assets and Liabilities	20-21
Statements of Operations	22-23
Statements of Changes in Net Assets	24-25
Statements of Changes in Net Assets - Capital Stock Activity	26-29
Financial Highlights	30-36
Notes to Financial Statements	37-51
Other Items	52
Privacy Protection Policy	55
This report identifies the Funds' investments on September 30, 2024. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Flexible Income Fund – September 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 33.0%
	Financials — 15.7%
$ 1,112,000	Ally Financial, Inc., Ser B, 4.700%(A)	$ 983,017
19,409,000	Ally Financial, Inc., Ser C, 4.700%(A)	15,933,275
5,823,000	Arch Capital Group Ltd., 3.635%, 6/30/50	4,518,430
9,750,000	Athene Holding Ltd., 3.950%, 5/25/51	7,490,339
22,992,000	Bank of America Corp., MTN, 1.197%, 10/24/26	22,186,306
1,906,000	Bank of America Corp., Ser DD, 6.300%(A)	1,944,776
4,663,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	4,626,641
2,632,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	2,020,323
5,996,000	Brookfield Finance, Inc. (Canada), 6.350%, 1/5/34	6,590,605
25,867,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	25,815,853
4,491,000	Citigroup, Inc., Ser DD, 7.000%(A)	4,811,600
6,760,000	Citigroup, Inc., Ser W, 4.000%(A)	6,622,929
5,296,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	4,212,133
6,230,000	Goldman Sachs Group, Inc. (The), Ser VAR, 1.093%, 12/9/26	5,972,807
21,030,000	JPMorgan Chase & Co., 2.005%, 3/13/26	20,749,401
24,485,000	JPMorgan Chase & Co., 2.595%, 2/24/26	24,242,879
11,390,000	Lincoln National Corp., Ser C, 9.250%(A)†	12,529,137
8,828,000	Morgan Stanley, 2.484%, 9/16/36	7,373,785
8,845,000	Nasdaq, Inc., 3.250%, 4/28/50	6,380,595
5,620,000	Regions Financial Corp., Ser D, 5.750%(A)	5,595,441
1,763,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	1,949,138
32,563,000	Wells Fargo & Co., MTN, 2.164%, 2/11/26	32,207,672
23,018,000	Wells Fargo & Co., MTN, 2.406%, 10/30/25	22,955,141
		247,712,223
	Utilities — 5.5%
5,561,000	American Electric Power Co., Inc., 3.250%, 3/1/50	3,905,517
4,548,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	3,073,218
12,972,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	13,771,659
8,667,000	Duke Energy Corp., 3.300%, 6/15/41	6,803,823
21,825,000	Edison International, Ser A, 5.375%(A)	21,612,662
8,543,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	6,169,667
31,174,000	Sempra Energy, 4.875%(A)	30,858,317
		86,194,863
	Energy — 4.1%
4,752,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	3,251,952
31,184,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	30,845,629
2,610,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	2,919,280
6,731,000	Energy Transfer LP, 8.000%, 5/15/54	7,245,969
483,000	Energy Transfer LP, (TSFR3M + 3.279%), 8.527%, 11/1/66(B)	458,164
4,593,000	Energy Transfer LP, Ser G, 7.125%(A)	4,689,008
6,702,000	Kinder Morgan, Inc., 3.250%, 8/1/50	4,539,529
5,824,000	Valero Energy Corp., 3.650%, 12/1/51	4,234,621
8,659,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	6,278,020
		64,462,172
	Real Estate — 2.1%
5,378,000	American Tower Corp. REIT, 2.950%, 1/15/51	3,639,753
22,176,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	22,392,548
8,716,000	Simon Property Group LP REIT, 3.250%, 9/13/49	6,326,641
		32,358,942
	Consumer Discretionary — 1.4%
15,459,000	NCL Corp. Ltd., 144a, 8.375%, 2/1/28	16,238,304
7,097,000	Starbucks Corp., 3.500%, 11/15/50	5,391,803
		21,630,107
	Information Technology — 1.3%
9,544,000	Micron Technology, Inc., 3.477%, 11/1/51	6,972,470
Principal Amount		Market Value
	Corporate Bonds — 33.0% (Continued)
	Information Technology — 1.3% (Continued)
$ 8,309,000	Oracle Corp., 3.600%, 4/1/40	$ 6,900,073
8,139,000	Oracle Corp., 3.850%, 4/1/60	6,104,229
		19,976,772
	Communication Services — 0.9%
4,071,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	2,909,927
7,930,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	5,562,484
8,766,000	Verizon Communications, Inc., 2.875%, 11/20/50	5,930,562
		14,402,973
	Consumer Staples — 0.8%
3,365,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	2,338,532
10,641,000	Post Holdings, Inc., 144a, 6.250%, 2/15/32	10,960,645
		13,299,177
	Materials — 0.4%
9,478,000	LYB International Finance III LLC, 3.625%, 4/1/51	7,040,816
	Health Care — 0.4%
9,581,000	Biogen, Inc., 3.150%, 5/1/50	6,616,643
	Industrials — 0.4%
8,611,000	RTX Corp., 3.030%, 3/15/52	6,004,962
	Total Corporate Bonds	$519,699,650
	Asset-Backed Securities — 17.0%
120,345,321	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 2/16/32	6,439,558
5,012,670	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class B, 144a, 5.827%, 5/17/32	5,077,166
9,153,571	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class C, 144a, 6.022%, 5/17/32	9,272,293
2,615,306	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	2,647,174
3,060,291	American Homes 4 Rent Trust, Ser 2015-SFR1, Class A, 144a, 3.467%, 4/17/52	3,034,000
5,000,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class C, 144a, 4.110%, 4/17/52	4,963,647
3,353,896	American Homes 4 Rent Trust, Ser 2015-SFR1, Class E, 144a, 5.639%, 4/17/52	3,352,190
14,449,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class F, 144a, 5.885%, 4/17/52	14,421,176
7,225,000	AMSR Trust, Ser 2019-SFR1, Class I, 144a, 8.976%, 1/19/39	7,411,768
600,000	AMSR Trust, Ser 2020-SFR1, Class C, 144a, 2.419%, 4/17/37	590,155
100,000	AMSR Trust, Ser 2020-SFR1, Class E, 144a, 3.218%, 4/17/37	98,618
5,057,000	AMSR Trust, Ser 2020-SFR1, Class H, 144a, 5.302%, 4/17/37	5,017,033
3,636,576	AMSR Trust, Ser 2020-SFR1, Class I, 144a, 8.193%, 4/17/37	3,629,107
2,970,000	AMSR Trust, Ser 2020-SFR2, Class D, 144a, 3.282%, 7/17/37	2,931,249
2,700,000	AMSR Trust, Ser 2020-SFR2, Class E1, 144a, 4.028%, 7/17/37	2,671,079
5,000,000	AMSR Trust, Ser 2020-SFR2, Class F, 144a, 5.245%, 7/17/37	4,972,294
17,900,910	AMSR Trust, Ser 2020-SFR2, Class I, 144a, 5.250%, 7/17/37	17,474,829
450,000	AMSR Trust, Ser 2020-SFR3, Class E2, 144a, 2.756%, 9/17/37	437,163

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 17.0% (Continued)
$ 6,125,000	AMSR Trust, Ser 2020-SFR3, Class I, 144a, 7.379%, 9/17/37	$ 6,111,660
1,000,000	AMSR Trust, Ser 2020-SFR4, Class F, 144a, 2.856%, 11/17/37	970,327
6,957,000	AMSR Trust, Ser 2020-SFR4, Class G2, 144a, 4.870%, 11/17/37	6,872,791
2,600,000	AMSR Trust, Ser 2020-SFR5, Class G, 144a, 4.112%, 11/17/37	2,549,692
381,407	B2R Mortgage Trust, Ser 2015-1, Class D, 144a, 4.831%, 5/15/48(B)(C)	380,391
10,622,049	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 6.380%, 12/26/31(B)	10,638,682
2,164,493	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 6.580%, 12/26/31(B)	2,165,817
1,362,829	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 6.780%, 12/26/31(B)	1,362,823
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 11/25/31	11,232,766
32,000	Chase Auto Owner Trust, Ser 2024-5A, Class R1, 144a, 1/26/32	10,416,000
705,579	First Investors Auto Owner Trust, Ser 2021-1A, Class C, 144a, 1.170%, 3/15/27	699,697
1,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class E, 144a, 2.791%, 8/17/37	973,590
7,300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class D, 144a, 1.968%, 10/19/37	7,038,342
1,230,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F1, 144a, 3.017%, 10/19/37	1,195,840
1,279,702	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,216,172
5,729,317	Invitation Homes Trust, Ser 2018-SFR4, Class A, 144a, (TSFR1M + 1.214%), 6.311%, 1/17/38(B)	5,731,848
4,235,805	Invitation Homes Trust, Ser 2018-SFR4, Class B, 144a, (TSFR1M + 1.364%), 6.461%, 1/17/38(B)	4,230,510
456,298	JPMorgan Chase Bank NA - CACLN, Ser 2021-2, Class B, 144a, 0.889%, 12/26/28	454,278
2,000,000	JPMorgan Chase Bank NA - CACLN, Ser 2021-3, Class F, 144a, 3.694%, 2/26/29	1,983,132
112,630	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	113,866
2,360,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (TSFR3M + 2.062%), 7.344%, 4/20/29(B)	2,360,694
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (TSFR3M + 6.262%), 11.544%, 4/20/29(B)	3,001,383
1,755,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class B, 144a, (TSFR3M + 1.662%), 6.790%, 5/20/29(B)	1,757,490
3,339,948	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (TSFR3M + 1.062%), 6.344%, 7/20/29(B)	3,342,948
5,080,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.294%, 7/20/29(B)	5,085,019
4,789,116	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 6.363%, 10/15/29(B)	4,791,673
1,312,923	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A1, 144a, (TSFR3M + 1.270%), 6.571%, 10/15/30(B)	1,314,762
Principal Amount		Market Value
	Asset-Backed Securities — 17.0% (Continued)
$ 5,350,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A2, 144a, (TSFR3M + 1.900%), 7.201%, 10/15/30(B)	$ 5,353,831
2,585,000	Progress Residential, Ser 2021-SFR1, Class B, 144a, 1.303%, 4/17/38	2,466,562
2,848,000	Progress Residential, Ser 2021-SFR1, Class C, 144a, 1.555%, 4/17/38	2,720,784
7,845,000	Progress Residential, Ser 2021-SFR1, Class D, 144a, 1.805%, 4/17/38	7,497,008
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	934,332
3,268,694	Progress Residential, Ser 2021-SFR4, Class A, 144a, 1.558%, 5/17/38	3,138,491
5,430,000	Progress Residential, Ser 2021-SFR4, Class B, 144a, 1.808%, 5/17/38	5,192,803
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,758,682
3,343,556	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,184,593
9,223,015	Redwood Funding Trust, Ser 2023-1, Class A, 144a, 7.500%, 7/25/59(B)(C)	9,224,511
1,958,114	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (TSFR3M + 1.092%), 6.376%, 10/25/29(B)	1,958,695
5,000,000	Tricon American Homes Trust, Ser 2018-SFR1, Class B, 144a, 3.739%, 5/17/37	4,955,462
16,350,000	Tricon American Homes Trust, Ser 2018-SFR1, Class C, 144a, 4.044%, 5/17/37	16,216,232
2,700,000	Tricon American Homes Trust, Ser 2018-SFR1, Class E, 144a, 4.564%, 5/17/37	2,680,597
5,957,286	US Bank NA, Ser 2023-1, Class B, 144a, 6.789%, 8/25/32	6,046,626
	Total Asset-Backed Securities	$267,761,901
	Agency Collateralized Mortgage Obligations — 12.2%
46,778,193	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.692%, 4/25/30(B)(C)(D)	3,293,760
35,425,009	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.811%, 4/25/30(B)(C)(D)	2,606,211
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(B)(C)(D)	1,076,370
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(B)(C)(D)	2,577,321
34,726,154	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.678%, 5/25/30(B)(C)(D)	2,498,748
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.287%, 4/25/48(B)(C)(D)	2,913,425
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.907%, 5/25/30(B)(C)(D)	3,134,803
66,396,835	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.535%, 5/25/30(B)(C)(D)	4,394,634
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.108%, 7/25/48(B)(C)(D)	2,182,670

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.2% (Continued)
$ 10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.769%, 5/25/30(B)(C)(D)	$ 875,101
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.688%, 6/25/30(B)(C)(D)	840,262
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(B)(C)(D)	2,471,929
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.058%, 9/25/48(B)(C)(D)	3,023,993
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.124%, 9/25/47(B)(C)(D)	3,725,220
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.530%, 9/25/30(B)(C)(D)	2,893,935
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.785%, 10/25/48(B)(C)(D)	3,142,729
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(B)(C)(D)	676,975
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(B)(C)(D)	1,543,961
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.867%, 11/25/48(B)(C)(D)	2,224,747
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(B)(C)(D)	1,251,951
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.718%, 2/25/49(B)(C)(D)	988,379
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.710%, 2/25/49(B)(C)(D)	1,227,134
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.744%, 2/25/49(B)(C)(D)	2,184,415
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.743%, 3/25/49(B)(C)(D)	5,141,247
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.877%, 4/25/31(B)(C)(D)	2,606,817
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(B)(C)(D)	1,772,814
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(B)(C)(D)	2,939,009
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(B)(C)(D)	1,662,443
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.987%, 8/25/31(B)(C)(D)	4,644,025
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(B)(C)(D)	1,388,592
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.2% (Continued)
$218,736,434	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.494%, 12/25/31(B)(C)(D)	$ 4,541,471
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.923%, 12/25/31(B)(C)(D)	3,324,222
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.665%, 12/25/31(B)(C)(D)	3,300,965
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.977%, 1/25/49(B)(C)(D)	3,327,449
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.140%, 2/25/49(B)(C)(D)	5,466,838
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.871%, 2/25/32(B)(C)(D)	4,653,908
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(B)(C)(D)	5,259,509
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(B)(C)(D)	1,904,442
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.805%, 3/25/38(B)(C)(D)	1,611,492
1,504,531	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.628%, 5/25/35(B)(C)(D)	174,900
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(B)(C)(D)	4,862,699
35,270,760	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.436%, 7/25/35(B)(C)(D)	3,556,929
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(B)(C)(D)	13,093,709
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(B)(C)(D)	2,454,510
57,480,031	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.578%, 2/25/36(B)(C)(D)	2,141,194
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(B)(C)(D)	1,220,466
53,630,158	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.094%, 8/25/36(B)(C)(D)	4,349,470
129,111,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.883%, 12/25/28(B)(C)(D)	3,500,148
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.901%, 11/25/48(B)(C)(D)	1,040,852
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.532%, 3/25/49(B)(C)(D)	1,099,399
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.684%, 4/25/28(B)(C)(D)	1,307,840

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.2% (Continued)
$ 9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(B)(C)(D)	$ 858,947
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.069%, 8/25/49(B)(C)(D)	3,709,561
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.757%, 9/25/49(B)(C)(D)	4,227,781
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.094%, 9/25/28(B)(C)(D)	4,975,693
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.674%, 10/25/28(B)(C)(D)	3,201,323
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.636%, 12/25/49(B)(C)(D)	4,707,207
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 5.009%, 3/25/56(B)(C)(D)	4,350,345
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.835%, 2/25/31(B)(C)(D)	1,452,105
29,083,944	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.185%, 7/25/40(B)(C)(D)	1,077,607
71,781,137	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.141%, 10/25/40(B)(C)(D)	3,065,665
33,269,428	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.169%, 10/25/40(B)(C)(D)	967,269
48,388,827	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.971%, 1/25/41(B)(C)(D)	1,253,871
26,633,492	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.597%, 1/25/41(B)(C)(D)	529,945
66,749,717	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.490%, 3/25/41(B)(C)(D)	1,368,776
76,956,804	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.736%, 4/25/41(B)(C)(D)	2,224,983
79,851,941	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.809%, 5/25/41(B)(C)(D)	2,325,640
119,736,175	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.142%, 11/25/41(B)(C)(D)	1,426,657
126,886,324	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.398%, 3/25/41(B)(C)(D)	2,442,714
60,149,678	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.679%, 6/25/41(B)(C)(D)	1,383,954
3,489,156	GNMA, Ser 2012-147, Class IO, 0.539%, 4/16/54(B)(C)(D)	36,297
8,835,809	GNMA, Ser 2016-110, Class IO, 0.901%, 5/16/58(B)(C)(D)	377,141
17,900,891	GNMA, Ser 2016-158, Class IO, 0.748%, 6/16/58(B)(C)(D)	644,371
11,916,931	GNMA, Ser 2016-52, Class IO, 0.760%, 3/16/58(B)(C)(D)	441,649
11,414,056	GNMA, Ser 2017-76, Class IO, 0.772%, 12/16/56(B)(C)(D)	440,077
15,139,102	GNMA, Ser 2017-94, Class IO, 0.585%, 2/16/59(B)(C)(D)	529,791
	Total Agency Collateralized Mortgage Obligations	$192,115,401
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.1%
$ 74,936	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(B)(C)	$ 70,036
48,564	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	40,974
1,892,367	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.402%, 4/25/49(B)(C)	1,752,386
3,251,045	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 6.480%, 2/25/50(B)	3,159,373
541,852	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(B)(C)	515,797
673,342	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(B)(C)	641,118
8,559,786	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 7/25/50(B)(C)	7,266,235
4,864,201	Connecticut Avenue Securities Trust, Ser 2022-R01, Class 1M1, 144a, (SOFR30A + 1.000%), 6.280%, 12/25/41(B)	4,855,105
729,882	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(B)(C)	649,769
2,354,457	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(B)(C)	2,150,346
669,753	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(B)(C)	623,684
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.502%, 3/25/43(B)(C)	1,594,418
424,864	Fannie Mae Connecticut Avenue Securities, Ser 2014-C04, Class 1M2, (SOFR30A + 5.014%), 10.295%, 11/25/24(B)	424,859
56,984	Fannie Mae Connecticut Avenue Securities, Ser 2017-C07, Class 1EB2, (SOFR30A + 1.114%), 6.395%, 5/25/30(B)	56,980
3,501,492	Fannie Mae Connecticut Avenue Securities, Ser 2021-R02, Class 2M1, 144a, (SOFR30A + 0.900%), 6.180%, 11/25/41(B)	3,497,259
7,284,569	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(B)(C)	6,711,018
8,868,523	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(B)(C)	8,080,190
1,737,890	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(B)(C)	1,708,208
453,549	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M1, 144a, 4.000%, 8/25/56(B)(C)	449,567
16,250,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(B)(C)	15,593,835
4,193,232	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(B)(C)	4,102,330
999,140	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 7.745%, 4/25/30(B)	1,019,467
6,423,070	Freddie Mac STACR REMIC Trust, Ser 2021-DNA7, Class M1, 144a, (SOFR30A + 0.850%), 6.130%, 11/25/41(B)	6,417,197
719,627	Freddie Mac STACR REMIC Trust, Ser 2022-DNA2, Class M1A, 144a, (SOFR30A + 1.300%), 6.580%, 2/25/42(B)	721,059
116,554	Freddie Mac STACR Trust, Ser 2018-DNA3, Class M2A, 144a, (SOFR30A + 2.214%), 7.495%, 9/25/48(B)	116,796
6,066,924	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(B)(C)	5,321,154

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.1% (Continued)
$ 147,554	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 5.821%, 7/25/44(B)(C)	$ 146,003
1,595,779	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(B)(C)	1,473,702
2,301,552	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(B)(C)	2,127,159
1,396,984	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(B)(C)	1,280,865
1,104,018	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(B)(C)	998,136
3,771,200	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.714%, 10/25/48(B)(C)	3,416,147
390,478	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(B)(C)	360,574
1,983,718	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(B)(C)	1,813,917
200,857	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(B)(C)	177,877
322,193	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(B)(C)	284,992
844,877	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(B)(C)	743,036
14,133,279	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(B)(C)	12,426,094
994,947	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 4.012%, 11/25/50(B)(C)	898,698
1,385,720	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 4.012%, 11/25/50(B)(C)	1,251,669
321,124	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(B)(C)	308,325
3,342	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.537%, 12/25/32(B)	3,334
59,749	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 6.162%, 9/25/34(B)(C)	59,027
1,405,185	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.207%, 5/28/52(B)(C)	1,393,828
9,719	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	8,511
15,694,881	Redwood Funding Trust, Ser 2024-1, Class A, 144a, 7.745%, 12/25/54(B)(C)	15,761,011
1,509,812	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 5.825%, 5/20/34(B)	1,530,782
1,525,312	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.787%, 8/25/47(B)(C)	1,431,741
1,548,611	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.722%, 9/25/47(B)(C)	1,454,523
1,563,274	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.724%, 10/25/47(B)(C)	1,463,877
1,079,141	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(B)(C)	996,337
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.163%, 7/25/48(B)(C)	1,784,810
220,798	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(B)(C)	194,751
11,699,113	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 8.430%, 7/25/59(B)	12,169,756
	Total Non-Agency Collateralized Mortgage Obligations	$143,498,642
	U.S. Treasury Obligations — 8.0%
127,449,000	U.S. Treasury Bond, 4.125%, 8/15/53	126,742,056
Shares		MarketValue
	Preferred Stocks — 4.0%
	Financials — 3.4%
64,699	AGNC Investment Corp. REIT, Ser C, (TSFR3M + 5.373%), 10.674%(A)	$ 1,671,822
587,235	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	14,399,002
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	4,060,128
422,650	Annaly Capital Management, Inc. REIT, Ser I, 10.582%(A)	10,722,630
278,840	Lincoln National Corp., Ser D, 9.000%(A)	7,882,807
130,237	Reinsurance Group of America, Inc., 7.125%, 10/15/52(A)	3,452,583
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	7,023,800
192,309	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	4,490,896
		53,703,668
	Utilities — 0.4%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	6,535,828
	Energy — 0.2%
87,656	Enbridge, Inc. (Canada), Ser 5, 6.683%(A)	2,087,089
31,680	Enbridge, Inc. (Canada), Ser L, 5.858%(A)	709,632
		2,796,721
	Total Preferred Stocks	$63,036,217
	Exchange-Traded Funds — 2.7%
509,110	iShares 0-5 Year High Yield Corporate Bond ETF	22,105,556
192,629	iShares 20+ Year Treasury Bond ETF	18,896,905
27,612	Vanguard Long-Term Corporate Bond ETF†	2,242,923
	Total Exchange-Traded Funds	$43,245,384
Principal Amount
	Commercial Mortgage-Backed Securities — 0.1%
$ 29,020,053	BANK, Ser 2020-BN26, Class XA, 1.319%, 3/15/63(B)(C)(D)	1,446,470
	Short-Term U.S. Treasury Obligations — 7.8%
125,000,000	U.S. Treasury Bills, 4.680%, 2/27/25#	122,763,879
Shares
	Short-Term Investment Funds — 4.8%
72,651,504	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	72,651,504
3,621,552	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	3,621,552
	Total Short-Term Investment Funds	$76,273,056
	Total Short-Term Securities	$199,036,935
	Total Investment Securities—98.7% (Cost $1,542,081,562)	$1,556,582,656
	Other Assets in Excess of Liabilities — 1.3%	20,090,997
	Net Assets — 100.0%	$1,576,673,653
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $3,532,914.

Touchstone Flexible Income Fund (Unaudited) (Continued)
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $455,441,048 or 28.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$519,699,650	$—	$519,699,650
Asset-Backed Securities	—	267,761,901	—	267,761,901
Agency Collateralized Mortgage Obligations	—	192,115,401	—	192,115,401
Non-Agency Collateralized Mortgage Obligations	—	143,498,642	—	143,498,642
U.S. Treasury Obligations	—	126,742,056	—	126,742,056
Preferred Stocks	63,036,217	—	—	63,036,217
Exchange-Traded Funds	43,245,384	—	—	43,245,384
Commercial Mortgage-Backed Securities	—	1,446,470	—	1,446,470
Short-Term U.S. Treasury Obligations	—	122,763,879	—	122,763,879
Short-Term Investment Funds	76,273,056	—	—	76,273,056
Total	$182,554,657	$1,374,027,999	$—	$1,556,582,656
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Focused Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Information Technology — 28.3%
429,876	Apple, Inc.	$ 100,161,108
271,026	Microsoft Corp.	116,622,488
248,360	NVIDIA Corp.	30,160,838
204,289	Oracle Corp.	34,810,845
113,560	Salesforce, Inc.	31,082,508
99,116	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	17,213,476
114,131	Texas Instruments, Inc.	23,576,041
67,768	Workday, Inc. - Class A*	16,563,177
		370,190,481
	Communication Services — 14.0%
422,311	Alphabet, Inc. - Class C	70,606,176
415,250	Comcast Corp. - Class A	17,344,993
143,175	Meta Platforms, Inc. - Class A	81,959,097
17,963	Netflix, Inc.*	12,740,617
		182,650,883
	Health Care — 13.5%
79,532	Becton Dickinson & Co.	19,175,165
129,243	BioMarin Pharmaceutical, Inc.*	9,084,490
317,839	Bristol-Myers Squibb Co.	16,444,990
86,671	HCA Healthcare, Inc.	35,225,695
191,981	Johnson & Johnson	31,112,441
289,786	Medtronic PLC	26,089,434
67,427	UnitedHealth Group, Inc.	39,423,218
		176,555,433
	Financials — 13.0%
748,902	Bank of America Corp.	29,716,431
78,418	Berkshire Hathaway, Inc. - Class B*	36,092,669
297,862	Charles Schwab Corp. (The)	19,304,436
54,652	Goldman Sachs Group, Inc. (The)	27,058,752
37,000	LPL Financial Holdings, Inc.	8,607,310
13,854	Markel Group, Inc.*	21,731,107
100,160	Visa, Inc. - Class A	27,538,992
		170,049,697
	Consumer Discretionary — 9.9%
124,239	Airbnb, Inc. - Class A*	15,754,748
72,279	Alibaba Group Holding Ltd. (China) ADR	7,670,247
315,140	Amazon.com, Inc.*	58,720,036
206,190	Choice Hotels International, Inc.†	26,866,557
92,657	Floor & Decor Holdings, Inc. - Class A*	11,505,220
190,459	Frontdoor, Inc.*	9,140,127
		129,656,935
	Industrials — 6.5%
40,833	Allegiant Travel Co.	2,248,265
103,636	Boeing Co. (The)*	15,756,818
37,083	Hubbell, Inc.	15,884,503
192,683	RTX Corp.	23,345,472
198,319	SS&C Technologies Holdings, Inc.	14,717,253
122,445	Stanley Black & Decker, Inc.	13,484,868
		85,437,179
	Consumer Staples — 5.3%
277,274	Coca-Cola Femsa SAB de CV (Mexico) ADR	24,599,749
Shares		Market Value
	Common Stocks — 98.0% (Continued)
	Consumer Staples — 5.3% (Continued)
336,302	Monster Beverage Corp.*	$ 17,544,875
219,156	Philip Morris International, Inc.	26,605,539
		68,750,163
	Materials — 2.7%
227,014	DuPont de Nemours, Inc.	20,229,218
140,564	International Flavors & Fragrances, Inc.	14,749,380
		34,978,598
	Real Estate — 2.5%
460,165	Americold Realty Trust, Inc. REIT	13,008,864
70,700	Jones Lang LaSalle, Inc.*	19,075,567
		32,084,431
	Energy — 2.3%
251,542	Exxon Mobil Corp.	29,485,753
	Total Common Stocks	$1,279,839,553
	Short-Term Investment Funds — 4.1%
26,458,372	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	26,458,372
26,529,102	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	26,529,102
	Total Short-Term Investment Funds	$52,987,474
	Total Investment Securities—102.1% (Cost $633,582,166)	$1,332,827,027
	Liabilities in Excess of Other Assets — (2.1%)	(26,938,752)
	Net Assets — 100.0%	$1,305,888,275
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $25,523,164.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,279,839,553	$—	$—	$1,279,839,553
Short-Term Investment Funds	52,987,474	—	—	52,987,474
Total	$1,332,827,027	$—	$—	$1,332,827,027
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Growth Opportunities Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Information Technology — 41.5%
65,202	Apple, Inc.	$ 15,192,066
2,629	ASML Holding NV (Netherlands)	2,190,614
10,586	Broadcom, Inc.	1,826,085
67,568	Kyndryl Holdings, Inc.*	1,552,713
29,552	Microsoft Corp.	12,716,226
9,130	Monday.com Ltd.*	2,536,040
134,871	NVIDIA Corp.	16,378,734
7,699	NXP Semiconductors NV (China)	1,847,837
14,581	Oracle Corp.	2,484,602
13,120	Salesforce, Inc.	3,591,075
4,205	ServiceNow, Inc.*	3,760,910
18,321	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	3,181,808
		67,258,710
	Communication Services — 13.1%
62,741	Alphabet, Inc. - Class A	10,405,595
13,748	Meta Platforms, Inc. - Class A	7,869,905
4,197	Netflix, Inc.*	2,976,806
		21,252,306
	Consumer Discretionary — 10.9%
61,656	Amazon.com, Inc.*	11,488,363
45,693	Chipotle Mexican Grill, Inc.*	2,632,831
8,005	Meritage Homes Corp.	1,641,585
7,508	Tesla, Inc.*	1,964,318
		17,727,097
	Industrials — 10.2%
6,391	Axon Enterprise, Inc.*	2,553,844
13,211	JB Hunt Transport Services, Inc.	2,276,652
45,094	Sensata Technologies Holding PLC	1,617,071
2,486	TransDigm Group, Inc.	3,547,845
16,625	TransUnion	1,740,637
9,501	Union Pacific Corp.	2,341,806
23,990	Vertiv Holdings Co. - Class A	2,386,765
		16,464,620
	Health Care — 9.6%
11,264	AbbVie, Inc.	2,224,415
28,661	Ascendis Pharma A/S (Denmark) ADR*	4,279,374
29,031	DexCom, Inc.*	1,946,238
7,101	ICON PLC*	2,040,188
34,905	Legend Biotech Corp. ADR*	1,700,921
5,731	UnitedHealth Group, Inc.	3,350,801
		15,541,937
Shares		Market Value
	Common Stocks — 97.7% (Continued)
	Financials — 7.6%
13,322	Apollo Global Management, Inc.	$ 1,664,051
39,803	Bank of America Corp.	1,579,383
94,802	Blue Owl Capital, Inc.	1,835,367
25,316	Global Payments, Inc.	2,592,864
17,062	Visa, Inc. - Class A	4,691,197
		12,362,862
	Consumer Staples — 4.8%
9,100	Constellation Brands, Inc. - Class A	2,344,979
3,337	Costco Wholesale Corp.	2,958,317
15,855	Target Corp.	2,471,161
		7,774,457
	Total Common Stocks	$158,381,989
	Short-Term Investment Fund — 2.3%
3,791,272	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	3,791,272
	Total Investment Securities—100.0% (Cost $94,309,327)	$162,173,261
	Liabilities in Excess of Other Assets — (0.0%)	(73,797)
	Net Assets — 100.0%	$162,099,464
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$158,381,989	$—	$—	$158,381,989
Short-Term Investment Fund	3,791,272	—	—	3,791,272
Total	$162,173,261	$—	$—	$162,173,261
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Information Technology — 25.2%
121,632	Atlassian Corp. - Class A*	$ 19,316,378
46,793	Crowdstrike Holdings, Inc. - Class A*	13,124,033
199,176	Datadog, Inc. - Class A*	22,917,190
99,275	Enphase Energy, Inc.*	11,220,060
19,116	Fair Isaac Corp.*	37,152,328
434,144	Flex Ltd.*	14,513,434
62,471	Globant SA (Argentina)*	12,378,004
54,963	HubSpot, Inc.*	29,218,331
177,077	MACOM Technology Solutions Holdings, Inc.*	19,701,587
55,380	Monday.com Ltd.*	15,382,903
99,446	MongoDB, Inc.*	26,885,226
978,523	Palantir Technologies, Inc. - Class A*	36,401,056
103,095	PTC, Inc.*	18,625,143
333,878	Pure Storage, Inc. - Class A*	16,774,031
111,818	Teradyne, Inc.	14,975,785
133,358	Zscaler, Inc.*	22,796,216
		331,381,705
	Industrials — 22.2%
130,892	AMETEK, Inc.	22,475,465
130,284	Axon Enterprise, Inc.*	52,061,486
98,989	Booz Allen Hamilton Holding Corp.	16,111,450
344,296	Copart, Inc.*	18,041,110
154,713	Dayforce, Inc.*	9,476,171
87,440	GE Vernova, Inc.*	22,295,451
110,029	JB Hunt Transport Services, Inc.	18,961,298
75,947	Rockwell Automation, Inc.	20,388,732
36,243	TransDigm Group, Inc.	51,723,473
398,146	Vertiv Holdings Co. - Class A	39,611,545
119,940	Waste Connections, Inc.	21,447,671
		292,593,852
	Health Care — 15.5%
245,973	Ascendis Pharma A/S (Denmark) ADR*	36,726,229
177,719	Cooper Cos., Inc. (The)*	19,609,514
380,902	DexCom, Inc.*	25,535,670
222,511	GE HealthCare Technologies, Inc.	20,882,657
89,702	ICON PLC*	25,772,282
119,751	Insulet Corp.*	27,872,045
409,141	Legend Biotech Corp. ADR*	19,937,441
205,040	Masimo Corp.*	27,337,983
		203,673,821
	Financials — 13.3%
225,019	American International Group, Inc.	16,478,142
172,865	Ares Management Corp. - Class A	26,939,282
49,070	Arthur J Gallagher & Co.	13,806,826
110,446	Coinbase Global, Inc. - Class A*	19,678,164
593	First Citizens BancShares, Inc. - Class A	1,091,683
206,350	Global Payments, Inc.	21,134,367
57,619	LPL Financial Holdings, Inc.	13,403,908
48,336	M&T Bank Corp.	8,609,608
45,368	MSCI, Inc.	26,446,368
2,016,437	NU Holdings Ltd. (Brazil) - Class A*	27,524,365
		175,112,713
	Consumer Discretionary — 11.5%
430,214	Chipotle Mexican Grill, Inc.*	24,788,931
782,876	DraftKings, Inc. - Class A*	30,688,739
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Consumer Discretionary — 11.5% (Continued)
86,904	Hilton Worldwide Holdings, Inc.	$ 20,031,372
156,488	PulteGroup, Inc.	22,460,723
261,777	Ross Stores, Inc.	39,400,056
126,321	SharkNinja, Inc.	13,732,356
		151,102,177
	Materials — 2.8%
110,656	Celanese Corp.	15,044,789
89,046	Vulcan Materials Co.	22,299,790
		37,344,579
	Real Estate — 2.2%
180,213	CoStar Group, Inc.*	13,595,269
113,306	Sun Communities, Inc. REIT	15,313,306
		28,908,575
	Communication Services — 2.1%
246,601	Trade Desk, Inc. (The) - Class A*	27,039,800
	Consumer Staples — 1.5%
74,514	Constellation Brands, Inc. - Class A	19,201,513
	Energy — 1.4%
102,789	Diamondback Energy, Inc.	17,720,823
	Utilities — 0.9%
104,163	Vistra Corp.	12,347,482
	Total Common Stocks	$1,296,427,040
	Short-Term Investment Fund — 1.3%
17,626,881	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	17,626,881
	Total Investment Securities—99.9% (Cost $1,003,426,488)	$1,314,053,921
	Other Assets in Excess of Liabilities — 0.1%	1,347,054
	Net Assets — 100.0%	$1,315,400,975
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,296,427,040	$—	$—	$1,296,427,040
Short-Term Investment Fund	17,626,881	—	—	17,626,881
Total	$1,314,053,921	$—	$—	$1,314,053,921
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Japan — 18.6%
	Communication Services — 2.9%
387,300	Nintendo Co. Ltd.	$ 20,701,729
	Consumer Discretionary — 5.3%
764,100	Denso Corp.	11,485,492
1,342,000	Sony Group Corp.	26,071,832
	Financials — 1.8%
1,220,600	Mitsubishi UFJ Financial Group, Inc.	12,533,854
	Industrials — 3.9%
1,034,400	Hitachi Ltd.	27,429,535
	Information Technology — 2.5%
99,500	Tokyo Electron Ltd.	17,744,404
	Materials — 2.2%
364,800	Shin-Etsu Chemical Co. Ltd.	15,245,137
	Total Japan	131,211,983
	United Kingdom — 12.0%
	Financials — 5.5%
21,121,265	Lloyds Banking Group PLC	16,607,490
160,457	London Stock Exchange Group PLC	21,968,336
	Industrials — 6.5%
144,645	Ashtead Group PLC	11,207,212
446,152	RELX PLC	21,065,657
2,825,746	Rentokil Initial PLC	13,817,532
	Total United Kingdom	84,666,227
	France — 9.3%
	Energy — 1.8%
197,668	TotalEnergies SE ADR	12,773,306
	Financials — 1.0%
100,048	BNP Paribas SA	6,865,465
	Industrials — 2.9%
226,725	Cie de Saint-Gobain SA	20,677,892
	Materials — 3.6%
130,474	Air Liquide SA	25,195,864
	Total France	65,512,527
	Germany — 9.0%
	Communication Services — 2.8%
664,608	Deutsche Telekom AG	19,523,544
	Health Care — 2.0%
81,222	Merck KGaA	14,338,189
	Industrials — 4.2%
373,819	Deutsche Post AG	16,674,828
41,931	MTU Aero Engines AG	13,104,617
	Total Germany	63,641,178
	Sweden — 7.4%
	Financials — 5.7%
1,705,902	Svenska Handelsbanken AB - Class A	17,522,936
1,074,379	Swedbank AB - Class A	22,804,408
	Industrials — 1.7%
542,039	Epiroc AB - Class A	11,740,276
	Total Sweden	52,067,620
	Switzerland — 5.5%
	Health Care — 4.2%
17,015	Lonza Group AG	10,797,441
59,111	Roche Holding AG	18,916,540
Shares		Market Value
	Common Stocks — 96.8% (Continued)
	Switzerland — (Continued)
	Industrials — 1.3%
155,955	ABB Ltd. ADR	$ 9,032,914
	Total Switzerland	38,746,895
	Netherlands — 5.4%
	Energy — 3.0%
316,613	Shell PLC ADR	20,880,627
	Financials — 1.2%
5,574	Adyen NV, 144a*	8,726,767
	Health Care — 1.2%
264,708	Koninklijke Philips NV*	8,678,618
	Total Netherlands	38,286,012
	Taiwan — 4.3%
	Information Technology — 4.3%
174,657	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,332,681
	South Korea — 4.1%
	Communication Services — 3.0%
442,243	KT Corp. ADR*	6,801,698
463,372	KT Corp.	14,182,020
	Information Technology — 1.1%
171,797	Samsung Electronics Co. Ltd.	8,029,588
	Total South Korea	29,013,306
	India — 4.0%
	Financials — 4.0%
949,648	ICICI Bank Ltd. ADR	28,346,993
	Singapore — 3.6%
	Financials — 2.9%
1,712,200	Oversea-Chinese Banking Corp. Ltd.	20,042,975
	Real Estate — 0.7%
2,982,300	CapitaLand Integrated Commercial Trust REIT	4,901,955
	Total Singapore	24,944,930
	Ireland — 3.3%
	Industrials — 3.3%
246,595	AerCap Holdings NV	23,357,478
	United States — 3.2%
	Industrials — 3.2%
84,544	Schneider Electric SE	22,286,469
	Hong Kong — 2.5%
	Financials — 2.5%
1,974,200	AIA Group Ltd.	17,240,407
	China — 2.0%
	Communication Services — 2.0%
250,093	Tencent Holdings Ltd. ADR	13,855,152
	Spain — 1.0%
	Consumer Discretionary — 1.0%
96,907	Amadeus IT Group SA	7,018,251
	Denmark — 1.0%
	Industrials — 1.0%
306,220	Vestas Wind Systems A/S*	6,737,972
	Canada — 0.6%
	Industrials — 0.6%
136,212	ATS Corp.*	3,952,057
	Total Common Stocks	$681,218,138

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 3.0%
21,454,001	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	$ 21,454,001
	Total Investment Securities — 99.8% (Cost $515,484,712)	$702,672,139
	Other Assets in Excess of Liabilities — 0.2%	1,150,910
	Net Assets — 100.0%	$703,823,049
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $8,726,767 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$131,211,983	$—	$131,211,983
United Kingdom	—	84,666,227	—	84,666,227
France	12,773,306	52,739,221	—	65,512,527
Germany	19,523,544	44,117,634	—	63,641,178
Sweden	—	52,067,620	—	52,067,620
Switzerland	9,032,914	29,713,981	—	38,746,895
Netherlands	20,880,627	17,405,385	—	38,286,012
Taiwan	30,332,681	—	—	30,332,681
South Korea	6,801,698	22,211,608	—	29,013,306
India	28,346,993	—	—	28,346,993
Singapore	—	24,944,930	—	24,944,930
Ireland	23,357,478	—	—	23,357,478
United States	—	22,286,469	—	22,286,469
Hong Kong	—	17,240,407	—	17,240,407
China	13,855,152	—	—	13,855,152
Spain	—	7,018,251	—	7,018,251
Denmark	—	6,737,972	—	6,737,972
Canada	3,952,057	—	—	3,952,057
Short-Term Investment Fund	21,454,001	—	—	21,454,001
Total	$190,310,451	$512,361,688	$—	$702,672,139
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	India — 29.0%
	Consumer Discretionary — 3.6%
1,765,442	Titan Co. Ltd.	$ 80,513,953
	Consumer Staples — 5.5%
538,115	Avenue Supermarts Ltd., 144a*	32,721,297
1,220,737	Britannia Industries Ltd.	92,373,841
	Energy — 2.9%
1,840,896	Reliance Industries Ltd.	64,768,181
	Financials — 10.9%
1,200,690	Bajaj Finance Ltd.	110,316,952
4,713,567	HDFC Bank Ltd.	97,072,733
4,772,131	HDFC Life Insurance Co. Ltd., 144a	40,893,098
	Health Care — 3.1%
831,211	Apollo Hospitals Enterprise Ltd.	71,437,884
	Information Technology — 1.2%
526,328	Tata Consultancy Services Ltd.	26,799,829
	Materials — 1.8%
1,031,125	Asian Paints Ltd.	40,994,491
	Total India	657,892,259
	Brazil — 18.1%
	Consumer Discretionary — 6.1%
67,807	MercadoLibre, Inc.*	139,137,252
	Consumer Staples — 1.9%
8,923,856	Raia Drogasil SA	41,984,402
	Financials — 6.6%
7,780,388	NU Holdings Ltd. - Class A*	106,202,296
2,452,452	XP, Inc. - Class A	43,996,989
	Industrials — 3.5%
5,592,715	Localiza Rent a Car SA	42,348,054
3,680,100	WEG SA	36,897,601
	Total Brazil	410,566,594
	China — 16.4%
	Communication Services — 5.4%
1,239,934	Kanzhun Ltd. ADR	21,525,254
1,824,142	Tencent Holdings Ltd.	101,431,218
	Consumer Discretionary — 6.7%
2,925,774	Alibaba Group Holding Ltd.	38,879,979
6,458,723	ANTA Sports Products Ltd.	76,457,368
15,151,000	Haidilao International Holding Ltd., 144a	36,260,124
	Consumer Staples — 1.8%
6,053,167	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	40,979,401
	Health Care — 0.8%
3,603,542	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a†	18,403,985
	Industrials — 1.7%
1,062,494	Contemporary Amperex Technology Co. Ltd. - Class A	37,340,326
	Total China	371,277,655
	Taiwan — 9.0%
	Information Technology — 9.0%
1,176,268	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	204,282,463
	Singapore — 4.6%
	Communication Services — 3.5%
843,214	Sea Ltd. ADR*	79,498,216
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Singapore — (Continued)
	Industrials — 1.1%
6,231,640	Grab Holdings Ltd. - Class A*	$ 23,680,232
	Total Singapore	103,178,448
	Indonesia — 3.7%
	Financials — 3.7%
85,431,100	Bank Central Asia Tbk PT	58,261,302
79,575,700	Bank Rakyat Indonesia Persero Tbk PT	26,026,218
	Total Indonesia	84,287,520
	Hong Kong — 3.3%
	Financials — 3.3%
8,545,531	AIA Group Ltd.	74,626,905
	South Korea — 3.0%
	Consumer Discretionary — 2.4%
2,213,334	Coupang, Inc.*	54,337,350
	Information Technology — 0.6%
43,621	Samsung SDI Co. Ltd.	12,594,925
	Total South Korea	66,932,275
	Netherlands — 2.6%
	Information Technology — 2.6%
70,107	ASML Holding NV	58,416,658
	Argentina — 2.5%
	Information Technology — 2.5%
286,592	Globant SA*	56,785,339
	United States — 2.1%
	Information Technology — 2.1%
58,146	Lam Research Corp.	47,451,788
	Kazakhstan — 1.9%
	Financials — 1.9%
415,949	Kaspi.KZ JSC ADR	44,086,434
	Poland — 1.5%
	Consumer Staples — 1.5%
376,161	Dino Polska SA, 144a*	34,273,750
	United Arab Emirates — 0.7%
	Consumer Discretionary — 0.7%
21,702,717	Americana Restaurants International PLC - Foreign Co.	15,866,356
	Total Common Stocks	$2,229,924,444
	Short-Term Investment Funds — 2.9%
57,538,864	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	57,538,864
8,625,231	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	8,625,231
	Total Short-Term Investment Funds	$66,164,095
	Total Investment Securities — 101.3% (Cost $1,625,651,313)	$2,296,088,539
	Liabilities in Excess of Other Assets — (1.3)%	(28,634,822)
	Net Assets — 100.0%	$2,267,453,717
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $8,127,439.
∞	Open-End Fund.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $162,552,254 or 7.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$657,892,259	$—	$657,892,259
Brazil	410,566,594	—	—	410,566,594
China	21,525,254	349,752,401	—	371,277,655
Taiwan	204,282,463	—	—	204,282,463
Singapore	103,178,448	—	—	103,178,448
Indonesia	58,261,302	26,026,218	—	84,287,520
Hong Kong	—	74,626,905	—	74,626,905
South Korea	54,337,350	12,594,925	—	66,932,275
Netherlands	58,416,658	—	—	58,416,658
Argentina	56,785,339	—	—	56,785,339
United States	47,451,788	—	—	47,451,788
Kazakhstan	44,086,434	—	—	44,086,434
Poland	34,273,750	—	—	34,273,750
United Arab Emirates	—	15,866,356	—	15,866,356
Short-Term Investment Funds	66,164,095	—	—	66,164,095
Total	$1,159,329,475	$1,136,759,064	$—	$2,296,088,539
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – September 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.4%
	Financials — 10.3%
$ 1,801,000	American Express Co., 5.043%, 7/26/28	$ 1,839,622
2,158,000	Ares Capital Corp., 5.875%, 3/1/29	2,208,414
2,208,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,987,072
3,039,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,662,908
818,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	731,247
1,107,000	Citigroup, Inc., Ser W, 4.000%(A)	1,084,554
1,546,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,607,188
1,321,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.950%, 2/15/27(B)	1,302,012
460,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	491,877
585,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	616,547
1,397,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.359%, 2/1/27(B)	1,330,693
1,696,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	1,912,953
2,205,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	2,035,324
713,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	683,276
2,189,000	Morgan Stanley, 5.297%, 4/20/37	2,201,378
615,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	625,318
775,000	OneMain Finance Corp., 9.000%, 1/15/29	821,256
504,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	537,417
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.847%, 6/1/28(B)	1,282,889
1,372,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,299,232
2,041,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,946,390
2,639,000	State Street Corp., (TSFR3M + 1.262%), 6.208%, 6/15/47(B)	2,289,047
2,735,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.050%, 5/15/27(B)	2,700,779
		34,197,393
	Consumer Discretionary — 6.6%
713,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	660,605
627,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	634,026
2,387,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	2,383,155
2,109,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	2,102,552
559,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	546,575
1,011,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	914,513
3,136,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,741,242
1,355,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	1,231,642
2,020,000	Mattel, Inc., 5.450%, 11/1/41	1,930,193
1,691,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,615,846
736,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	551,509
433,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	436,793
731,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	718,887
2,511,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	2,434,883
2,522,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,945,494
456,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	456,000
676,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	657,090
		21,961,005
	Energy — 6.6%
790,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	832,432
685,789	Atlas Energy Note, 7.000%, 1/31/26(C)	685,789
700,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	725,724
1,662,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,486,260
200,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	199,568
630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	679,822
Principal Amount		Market Value
	Corporate Bonds — 40.4% (Continued)
	Energy — 6.6% (Continued)
$ 1,774,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	$ 1,741,435
395,000	Energy Transfer LP, (TSFR3M + 3.279%), 8.527%, 11/1/66(B)	374,689
227,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	232,381
99,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	102,524
2,152,000	HF Sinclair Corp., 5.000%, 2/1/28	2,140,916
168,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	163,452
488,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	473,645
780,453	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	667,848
405,000	Mesquite Energy, Inc., 7.250%, 7/15/25	6,581
2,496,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	2,480,014
1,742,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	2,060,237
795,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	791,025
883,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	836,003
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	243,825
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	775,818
904,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.490%(A)(B)	900,105
426,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	424,732
1,579,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,347,024
659,000	SM Energy Co., 144a, 7.000%, 8/1/32	661,496
592,000	Valaris Ltd., 144a, 8.375%, 4/30/30	609,906
		21,643,251
	Utilities — 3.3%
2,522,000	CMS Energy Corp., 4.750%, 6/1/50	2,433,662
1,781,000	Edison International, 4.125%, 3/15/28	1,764,497
1,210,000	Edison International, Ser B, 5.000%(A)	1,182,435
1,215,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,163,690
800,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	847,113
898,282	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	884,915
1,186,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,182,387
1,781,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	1,559,285
		11,017,984
	Industrials — 3.2%
501,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	478,491
654,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	638,148
455,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	478,896
1,801,000	Honeywell International, Inc., 4.700%, 2/1/30	1,849,528
607,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	623,555
681,000	Stanley Black & Decker, Inc., 4.000%, 3/15/60	644,194
599,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	596,741
2,057,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.115%, 2/15/42(B)	1,844,388
681,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	703,595
2,645,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	2,543,831
		10,401,367
	Health Care — 2.2%
2,073,000	HCA, Inc., 5.450%, 4/1/31	2,158,370

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.4% (Continued)
	Health Care — 2.2% (Continued)
$ 450,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	$ 448,731
940,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	910,515
1,801,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.733%, 7/15/26(B)	1,806,500
2,266,000	Viatris, Inc., 2.700%, 6/22/30	2,012,178
		7,336,294
	Consumer Staples — 2.1%
1,150,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	1,087,752
1,599,000	Kroger Co. (The), 5.000%, 9/15/34	1,611,008
2,121,000	Philip Morris International, Inc., 5.375%, 2/15/33	2,216,322
1,203,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,139,707
1,032,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,028,831
		7,083,620
	Communication Services — 1.7%
1,420,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,252,672
1,585,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	1,616,343
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	363,475
728,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	457,886
876,000	Paramount Global, 4.200%, 5/19/32	776,154
1,131,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,097,432
		5,563,962
	Information Technology — 1.6%
618,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	631,903
873,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	868,991
2,044,000	Micron Technology, Inc., 2.703%, 4/15/32	1,783,874
903,000	Micron Technology, Inc., 6.750%, 11/1/29	991,582
1,086,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	1,076,780
		5,353,130
	Real Estate — 1.6%
728,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	704,380
3,188,000	Store Capital LLC REIT, 2.750%, 11/18/30	2,786,149
1,777,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 5.750%, 2/1/27	1,807,893
		5,298,422
	Materials — 1.2%
532,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	419,245
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	912,812
1,659,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,772,140
790,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	820,494
		3,924,691
	Total Corporate Bonds	$133,781,119
	U.S. Treasury Obligations — 28.3%
8,400,000	U.S. Treasury Bond, 4.375%, 8/15/43	8,627,063
16,606,000	U.S. Treasury Bond, 4.750%, 11/15/43	17,894,262
4,870,000	U.S. Treasury Note, 4.000%, 2/29/28	4,934,299
3,240,000	U.S. Treasury Note, 4.000%, 1/31/29	3,293,156
5,100,000	U.S. Treasury Note, 4.375%, 7/31/26	5,160,961
Principal Amount		Market Value
	U.S. Treasury Obligations — 28.3% (Continued)
$ 4,355,000	U.S. Treasury Note, 4.375%, 5/15/34	$ 4,555,739
47,000,000	U.S. Treasury Note, 4.625%, 4/30/29	49,048,906
	Total U.S. Treasury Obligations	$93,514,386
	Asset-Backed Securities — 10.7%
2,535,000	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,321,133
2,100,000	Apex Credit CLO 2020-II LLC (Cayman Islands), Ser 2020-2A, Class B, 144a, (TSFR3M + 2.962%), 8.247%, 4/17/33(B)	2,080,144
1,700,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.101%, 10/15/31(B)	1,701,219
1,500,000	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	1,557,735
1,600,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 10/15/30(B)	1,600,283
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 6.260%, 4/16/34(B)	1,600,282
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.860%, 4/16/34(B)	1,600,314
2,612,250	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,334,457
950,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	858,815
1,629,375	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,551,923
2,515,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,329,921
1,700,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.082%, 4/20/33(B)	1,701,676
2,300,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.082%, 10/20/30(B)	2,302,624
1,170,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,188,389
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.513%, 10/15/34(B)	2,259,580
3,020,000	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	3,132,220
1,293,077	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (TSFR1M + 2.214%), 7.297%, 10/15/34(B)	1,241,547
2,475,000	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	2,512,171
1,649,000	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,515,265
	Total Asset-Backed Securities	$35,389,698
	Commercial Mortgage-Backed Securities — 7.3%
835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(B)(D)	879,211
3,250,000	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	3,152,276
21,003,779	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(B)(D)(E)	842,628
4,485,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(B)(D)	4,015,512
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,947,713

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.3% (Continued)
$ 1,800,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(B)(D)	$ 1,689,061
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(B)(D)	859,488
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	463,391
1,000,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 5.082%, 1/15/49(B)(D)	920,729
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	995,270
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(B)(D)	2,172,396
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	784,519
2,314,953	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class A, 144a, 3.260%, 3/11/31	2,193,418
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	513,492
620,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	610,882
	Total Commercial Mortgage-Backed Securities	$24,039,986
	Non-Agency Collateralized Mortgage Obligations — 4.5%
2,500,000	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(B)(D)	2,281,631
1,225,941	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	1,216,498
1,122,268	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(B)(D)	997,095
1,054,517	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.483%, 5/25/49(B)(D)	999,871
2,578,797	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.571%, 12/25/50(B)(D)	2,199,189
1,247,148	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.012%, 11/25/50(B)(D)	1,126,502
3,750,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.344%, 7/25/59(B)(D)	3,466,164
721,662	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.846%, 2/25/52(B)(D)	604,190
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.761%, 11/25/60(B)(D)	2,154,234
	Total Non-Agency Collateralized Mortgage Obligations	$15,045,374
Shares
	Common Stocks — 2.5%
	Industrials — 0.5%
6,550	RTX Corp.	793,598
8,228	Stanley Black & Decker, Inc.	906,150
		1,699,748
	Information Technology — 0.5%
3,865	International Business Machines Corp.	854,474
3,951	Texas Instruments, Inc.	816,158
		1,670,632
	Financials — 0.5%
20,428	Bank of America Corp.	810,583
1,679	Goldman Sachs Group, Inc. (The)	831,290
		1,641,873
	Energy — 0.3%
7,034	Exxon Mobil Corp.	824,525
Shares		MarketValue
	Common Stocks — 2.5% (Continued)
	Materials — 0.3%
39,560	Covia Equity*	$ 632,960
44	HC Minerals LLC(C)*	161,307
		794,267
	Consumer Staples — 0.2%
6,351	Philip Morris International, Inc.	771,011
	Health Care — 0.2%
4,713	Johnson & Johnson	763,789
	Total Common Stocks	$8,165,845
Principal Amount
	Sovereign Government Obligations — 1.5%
$ 1,050,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	953,799
993,600	Argentine Republic Government International Bond, 0.750%, 7/9/30(B)(D)	601,128
897,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	840,803
1,200,000	Egypt Government International Bond, 8.500%, 1/31/47	967,320
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	703,890
1,100,000	Serbia International Bond, 2.125%, 12/1/30	922,521
	Total Sovereign Government Obligations	$4,989,461
	Agency Collateralized Mortgage Obligations — 0.3%
22,890,678	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.248%, 6/25/40(B)(D)(E)	923,181
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229
Shares
	Preferred Stocks — 0.0%
	Financials — 0.0%
95,203	First Republic Bank, Ser K, 13.930%(A)	38
	Short-Term Investment Fund — 4.4%
14,626,973	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	14,626,973
	Total Investment Securities—99.9% (Cost $332,863,703)	$330,510,290
	Other Assets in Excess of Liabilities — 0.1%	257,127
	Net Assets — 100.0%	$330,767,417
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(C)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $117,659,170 or 35.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$133,095,330	$685,789	$133,781,119
U.S. Treasury Obligations	—	93,514,386	—	93,514,386
Asset-Backed Securities	—	35,389,698	—	35,389,698
Commercial Mortgage-Backed Securities	—	24,039,986	—	24,039,986
Non-Agency Collateralized Mortgage Obligations	—	15,045,374	—	15,045,374
Common Stocks	7,371,578	632,960	161,307	8,165,845
Sovereign Government Obligations	—	4,989,461	—	4,989,461
Agency Collateralized Mortgage Obligations	—	923,181	—	923,181
Rights	—	34,229	—	34,229
Preferred Stocks	38	—	—	38
Short-Term Investment Fund	14,626,973	—	—	14,626,973
Total	$21,998,589	$307,664,605	$847,096	$330,510,290
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, March 31, 2024	$846,788
Change in unrealized appreciation (depreciation)	308
Ending balance, September 30, 2024	$847,096
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at September 30, 2024	$308
Security	Fair Value	Valuation Technique	Unobservable Input	Value or range of input	Impact to valuation from an increase to the input
Atlas Energy Note	$685,789	Recent Transaction	N/A	N/A	N/A
HC Minerals LLC	$161,307	Discount Cash Flow	Discount Rate Growth Rates	15.90% (38.3%)-0%	Decrease Increase
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2024 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Assets
Investments, at cost	$1,542,081,562	$633,582,166	$94,309,327	$1,003,426,488	$515,484,712	$1,625,651,313	$332,863,703
Investments, at market value *	$1,556,582,656	$1,332,827,027	$162,173,261	$1,314,053,921	$702,672,139	$2,296,088,539	$330,510,290
Cash	20,333,315	—	—	—	79	11	5,320
Cash deposits held at prime broker (A)	38,301	—	—	—	—	—	—
Foreign currency †	3	—	—	—	14,425	9,116,015	167
Dividends and interest receivable	11,875,802	753,097	23,309	141,511	1,861,252	2,010,971	3,674,873
Receivable for capital shares sold	3,553,830	248,120	846,246	673,246	379,556	2,736,975	954,111
Receivable for investments sold	4,650,088	729,052	—	8,975,333	—	8,910,917	—
Receivable for securities lending income	3,915	88,554	—	—	3,458	21,954	354
Tax reclaim receivable	—	—	—	—	—	—	3,311
Other assets	2,650	8,018	4,326	11,909	16,499	11,154	8,172
Total Assets	1,597,040,560	1,334,653,868	163,047,142	1,323,855,920	704,947,408	2,318,896,536	335,156,598

Liabilities
Dividends payable	—	—	—	—	—	—	24
Payable for return of collateral for securities on loan	3,621,552	26,529,102	—	—	—	8,625,231	—
Deferred foreign capital gains tax	—	—	—	—	—	29,812,390	—
Payable for capital shares redeemed	2,312,543	1,137,172	758,098	1,359,646	433,137	6,834,880	924,647
Payable for investments purchased	13,188,990	—	—	5,867,893	—	3,826,887	3,200,000
Payable to Investment Adviser	788,309	653,829	87,396	712,072	362,931	1,792,662	112,505
Payable to other affiliates	223,926	163,540	27,060	202,442	175,883	248,152	56,747
Payable to Trustees	13,921	13,921	13,921	13,921	13,921	13,921	13,921
Payable for professional services	28,901	24,654	17,661	24,331	15,484	43,147	15,779
Payable for reports to shareholders	18,905	27,542	5,535	59,853	11,847	38,661	10,218
Payable for transfer agent services	164,500	207,556	22,788	199,219	103,504	174,312	48,395
Other accrued expenses and liabilities	5,360	8,277	15,219	15,568	7,652	32,576	6,945
Total Liabilities	20,366,907	28,765,593	947,678	8,454,945	1,124,359	51,442,819	4,389,181
Net Assets	$1,576,673,653	$1,305,888,275	$162,099,464	$1,315,400,975	$703,823,049	$2,267,453,717	$330,767,417
Net assets consist of:
Paid-in capital	1,585,181,008	572,747,913	81,398,897	958,640,761	497,776,409	2,563,291,621	407,649,837
Distributable earnings (deficit)	(8,507,355)	733,140,362	80,700,567	356,760,214	206,046,640	(295,837,904)	(76,882,420)
Net Assets	$1,576,673,653	$1,305,888,275	$162,099,464	$1,315,400,975	$703,823,049	$2,267,453,717	$330,767,417
*Includes market value of securities on loan of:	$3,532,914	$25,523,164	$—	$—	$—	$8,127,439	$—
†Cost of foreign currency:	$3	$—	$—	$—	$14,170	$9,101,731	$172
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$122,591,885	$62,115,310	$67,134,018	$238,425,130	$478,828,945	$11,141,441	$127,733,479
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,672,950	857,221	1,344,733	6,579,515	17,876,975	709,904	39,154,070
Net asset value price per share*	$10.50	$72.46	$49.92	$36.24	$26.78	$15.69	$3.26
Maximum sales charge - Class A shares	3.25%	5.00%	5.00%	5.00%	5.00%	5.00%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.85	$76.27	$52.55	$38.15	$28.19	$16.52	$3.37

Pricing of Class C Shares
Net assets applicable to Class C shares	$35,470,764	$8,873,194	$1,446,789	$12,869,965	$2,591,596	$5,866,794	$13,508,705
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,439,470	137,430	29,448	361,466	95,743	387,781	4,121,628
Net asset value and offering price per share**	$10.31	$64.57	$49.13	$35.60	$27.07	$15.13	$3.28

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$1,373,532,418	$1,214,258,190	$40,188,986	$639,861,952	$187,539,617	$566,192,935	$66,640,316
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	130,294,886	16,481,572	753,656	16,474,799	6,672,301	35,590,734	20,491,574
Net asset value, offering price and redemption price per share	$10.54	$73.67	$53.33	$38.84	$28.11	$15.91	$3.25

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$45,078,586	$20,641,581	$53,329,671	$241,798,498	$34,862,891	$980,993,275	$122,884,917
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,277,650	278,545	974,993	6,107,421	1,239,237	61,238,583	37,810,029
Net asset value, offering price and redemption price per share	$10.54	$74.11	$54.70	$39.59	$28.13	$16.02	$3.25

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$182,445,430	$—	$703,259,272	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	4,589,514	—	43,854,808	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$39.75	$—	$16.04	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund and Strategic Income Opportunities Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund and Strategic Income Opportunities Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended September 30, 2024 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Investment Income
Dividends*	$5,254,274	$8,627,596	$603,357	$3,688,513	$10,545,782	$19,827,087	$221,399
Interest**	29,555,321	—	—	—	—	889	5,576,967
Income from securities loaned	25,267	327,861	240	1,755	83,333	97,069	4,720
Total Investment Income	34,834,862	8,955,457	603,597	3,690,268	10,629,115	19,925,045	5,803,086
Expenses
Investment advisory fees	3,874,437	3,919,562	567,245	4,552,018	2,165,490	10,836,063	586,189
Administration fees	976,077	846,073	101,860	869,929	448,691	1,460,620	144,023
Compliance fees and expenses	2,101	2,101	2,101	2,101	2,101	2,101	2,101
Custody fees	30,445	4,733	3,878	7,255	27,354	176,815	18,184
Professional fees	36,910	30,549	13,911	32,911	28,756	58,014	19,647
Transfer Agent fees, Class A	52,928	21,198	24,533	111,543	143,676	5,513	58,639
Transfer Agent fees, Class C	10,582	4,327	725	5,106	1,270	4,763	6,955
Transfer Agent fees, Class Y	454,592	394,690	15,381	355,923	72,604	260,895	24,577
Transfer Agent fees, Institutional Class	7,527	3,389	9,378	72,891	925	214,927	390
Transfer Agent fees, Class R6	—	—	—	396	—	842	—
Registration fees, Class A	11,391	7,975	11,177	12,164	12,431	7,230	12,962
Registration fees, Class C	9,696	5,649	6,375	8,207	6,104	5,737	8,153
Registration fees, Class Y	51,418	21,966	9,326	26,428	12,526	18,586	10,394
Registration fees, Institutional Class	10,188	9,344	7,278	15,020	7,586	15,521	2,493
Registration fees, Class R6	—	—	—	10,359	—	12,723	—
Reports to Shareholders, Class A	6,534	3,238	3,261	7,285	9,805	2,345	6,637
Reports to Shareholders, Class C	2,621	2,147	1,902	2,087	2,026	2,126	2,372
Reports to Shareholders, Class Y	23,556	25,163	2,816	41,707	5,597	28,041	3,295
Reports to Shareholders, Institutional Class	2,533	2,202	1,974	12,779	2,671	8,723	1,857
Reports to Shareholders, Class R6	—	—	—	3,587	—	10,312	—
Distribution and shareholder servicing expenses, Class A	148,554	73,436	80,431	294,616	577,299	12,892	158,361
Distribution and shareholder servicing expenses, Class C	166,427	45,801	6,543	67,563	12,903	28,136	74,108
Trustee fees	16,098	16,098	16,098	16,098	16,098	16,098	16,098
Other expenses	50,706	176,572	40,706	126,243	71,992	53,125	39,045
Total Expenses	5,945,321	5,616,213	926,899	6,654,216	3,627,905	13,242,148	1,196,480
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(35,633)	(15,812)	(98,175)	(182,060)	(45,964)	(13,567)	(172,320)
Fees eligible for recoupment by the Adviser(A)	112,086	—	—	—	—	—	—
Net Expenses	6,021,774	5,600,401	828,724	6,472,156	3,581,941	13,228,581	1,024,160
Net Investment Income (Loss)	28,813,088	3,355,056	(225,127)	(2,781,888)	7,047,174	6,696,464	4,778,926
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	(4,395,438)	16,553,232	9,880,821	59,820,781	13,994,068	28,993,057	(497,648)
Net realized gains on futures contracts	—	—	—	—	—	—	1,040,857
Net realized gains (losses) on swap agreements	(3,789)	—	—	—	—	—	2,500
Net realized losses on foreign currency transactions	—	—	—	—	(88,982)	(153,456)	—
Net change in unrealized appreciation (depreciation) on investments†	40,977,502	87,560,124	2,333,958	(85,472,802)	37,156,170	187,810,227	7,295,988
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—	—	158,551
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1	—	—	—	93,991	26,314	5
Net Realized and Unrealized Gains (Losses) on Investments	36,578,276	104,113,356	12,214,779	(25,652,021)	51,155,247	216,676,142	8,000,253
Change in Net Assets Resulting from Operations	$65,391,364	$107,468,412	$11,989,652	$(28,433,909)	$58,202,421	$223,372,606	$12,779,179
*Net of foreign tax withholding of:	$14,464	$73,023	$6,927	$25,510	$964,959	$1,740,871	$—
**Net of foreign tax withholding of:	$—	$—	$—	$—	$—	$—	$3,887

Statements of Operations (Unaudited) (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$—	$—	$15,559,141	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $15,871 for the Sands Capital Emerging Markets Growth Fund.
(C)	Net realized gains on investments includes the realized gains of $28,688,050, $4,353,516 and $16,498,260 for the Focused Fund, the Growth Opportunities Fund and the Mid Cap Growth Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Flexible Income Fund		Touchstone Focused Fund		Touchstone Growth Opportunities Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Operations
Net investment income (loss)	$28,813,088	$40,698,794	$3,355,056	$7,489,157	$(225,127)	$(302,264)
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	(4,399,227)	(16,617,180)	16,553,232	35,926,453	9,880,821	21,610,874
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	40,977,503	57,366,243	87,560,124	197,704,595	2,333,958	26,002,201
Change in Net Assets from Operations	65,391,364	81,447,857	107,468,412	241,120,205	11,989,652	47,310,811

Distributions to Shareholders:
Distributed earnings, Class A	(2,270,405)	(4,137,305)	—	(446,731)	—	(1,509,033)
Distributed earnings, Class C	(526,751)	(940,859)	—	(106,011)	—	(29,300)
Distributed earnings, Class Y	(25,586,952)	(32,863,832)	—	(13,465,711)	—	(761,849)
Distributed earnings, Institutional Class	(910,117)	(1,445,551)	—	(283,013)	—	(1,124,914)
Distributed earnings, Class R6	—	—	—	—	—	—
Total Distributions	(29,294,225)	(39,387,547)	—	(14,301,466)	—	(3,425,096)
Change in Net Assets from Share Transactions(A)	180,334,410	479,886,886	(55,844,330)	(31,331,505)	4,239,092	(24,248,680)

Total Increase (Decrease) in Net Assets	216,431,549	521,947,196	51,624,082	195,487,234	16,228,744	19,637,035

Net Assets
Beginning of period	1,360,242,104	838,294,908	1,254,264,193	1,058,776,959	145,870,720	126,233,685
End of period	$1,576,673,653	$1,360,242,104	$1,305,888,275	$1,254,264,193	$162,099,464	$145,870,720
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Mid Cap Growth Fund		Touchstone Non-US ESG Equity Fund		Touchstone Sands Capital Emerging Markets Growth Fund		Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024

$(2,781,888)	$(1,330,927)	$7,047,174	$10,162,258	$6,696,464	$6,738,245	$4,778,926	$10,303,281
59,820,781	103,091,447	13,905,086	16,155,493	28,839,601	26,290,886	545,709	(8,958,522)
(85,472,802)	198,622,703	37,250,161	78,802,828	187,836,541	131,601,825	7,454,544	15,964,931
(28,433,909)	300,383,223	58,202,421	105,120,579	223,372,606	164,630,956	12,779,179	17,309,690

—	—	—	(6,342,428)	—	—	(2,687,298)	(6,288,278)
—	—	—	(820)	—	—	(257,617)	(789,144)
—	—	—	(1,973,352)	—	—	(1,313,776)	(2,743,491)
—	—	—	(367,046)	—	—	(436,125)	(43,670)
—	—	—	—	—	—	—	—
—	—	—	(8,683,646)	—	—	(4,694,816)	(9,864,583)
(71,461,714)	9,136,172	1,783,421	19,602,801	(154,719,312)	(227,985,806)	119,069,565	(25,867,887)

(99,895,623)	309,519,395	59,985,842	116,039,734	68,653,294	(63,354,850)	127,153,928	(18,422,780)

1,415,296,598	1,105,777,203	643,837,207	527,797,473	2,198,800,423	2,262,155,273	203,613,489	222,036,269
$1,315,400,975	$1,415,296,598	$703,823,049	$643,837,207	$2,267,453,717	$2,198,800,423	$330,767,417	$203,613,489

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Flexible Income Fund				Touchstone Focused Fund
	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024		For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,506,954	$15,565,622	3,685,110	$36,685,887	67,635	$4,574,188	173,736	$10,422,183
Reinvestment of distributions	180,964	1,860,760	331,903	3,312,388	—	—	6,067	372,052
Cost of Shares redeemed	(1,624,307)	(16,726,548)	(2,950,737)	(29,498,723)	(71,299)	(4,837,024)	(155,214)	(9,368,790)
Change from Class A Share Transactions	63,611	699,834	1,066,276	10,499,552	(3,664)	(262,836)	24,589	1,425,445
Class C
Proceeds from Shares issued	547,954	5,582,882	1,039,736	10,191,502	4,767	285,337	40,824	2,246,240
Reinvestment of distributions	50,384	508,764	90,895	891,537	—	—	1,861	102,324
Cost of Shares redeemed	(491,583)	(4,972,023)	(906,233)	(8,857,678)	(40,895)	(2,450,759)	(131,171)	(7,081,066)
Change from Class C Share Transactions	106,755	1,119,623	224,398	2,225,361	(36,128)	(2,165,422)	(88,486)	(4,732,502)
Class Y
Proceeds from Shares issued	33,302,907	344,417,186	65,104,615	655,191,649	131,710	9,060,973	860,257	52,146,651
Reinvestment of distributions	2,364,107	24,414,765	3,097,306	31,102,942	17	1,037	207,020	12,975,041
Cost of Shares redeemed	(18,767,638)	(193,615,825)	(22,315,300)	(223,291,038)	(908,814)	(62,617,841)	(1,420,571)	(87,053,105)
Change from Class Y Share Transactions	16,899,376	175,216,126	45,886,621	463,003,553	(777,087)	(53,555,831)	(353,294)	(21,931,413)
Institutional Class
Proceeds from Shares issued	724,954	7,481,020	1,995,666	20,209,141	728,077	50,581,916	992,320	61,345,397
Reinvestment of distributions	50,621	522,173	82,649	826,656	—	—	4,454	280,845
Cost of Shares redeemed	(454,035)	(4,704,366)	(1,706,026)	(16,877,377)	(727,528)	(50,442,157)	(1,097,050)	(67,719,277)
Change from Institutional Class Share Transactions	321,540	3,298,827	372,289	4,158,420	549	139,759	(100,276)	(6,093,035)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	17,391,282	$180,334,410	47,549,584	$479,886,886	(816,330)	$(55,844,330)	(517,467)	$(31,331,505)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Growth Opportunities Fund				Touchstone Mid Cap Growth Fund
For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024		For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

37,149	$1,759,096	79,310	$2,998,419	182,780	$6,346,334	469,716	$15,315,459
—	—	36,317	1,449,776	—	—	—	—
(75,651)	(3,588,437)	(173,480)	(6,744,840)	(534,631)	(18,438,154)	(1,579,373)	(48,566,667)
(38,502)	(1,829,341)	(57,853)	(2,296,645)	(351,851)	(12,091,820)	(1,109,657)	(33,251,208)

7,474	349,012	6,403	252,291	29,063	1,004,261	59,663	1,851,798
—	—	740	29,234	—	—	—	—
(6,816)	(312,789)	(22,929)	(796,555)	(82,970)	(2,825,301)	(117,039)	(3,629,018)
658	36,223	(15,786)	(515,030)	(53,907)	(1,821,040)	(57,376)	(1,777,220)

123,556	6,398,248	176,570	7,200,632	1,762,015	65,168,207	4,628,928	156,030,803
—	—	17,580	748,020	—	—	—	—
(49,885)	(2,525,775)	(261,757)	(11,111,243)	(3,296,949)	(122,492,695)	(4,241,564)	(143,403,590)
73,671	3,872,473	(67,607)	(3,162,591)	(1,534,934)	(57,324,488)	387,364	12,627,213

436,603	22,788,080	693,074	29,648,877	2,171,123	81,897,714	5,635,046	190,352,647
—	—	23,621	1,030,446	—	—	—	—
(401,294)	(20,628,343)	(1,149,085)	(48,953,737)	(2,631,716)	(99,940,349)	(5,676,406)	(193,610,142)
35,309	2,159,737	(432,390)	(18,274,414)	(460,593)	(18,042,635)	(41,360)	(3,257,495)

—	—	—	—	1,042,405	40,112,322	2,415,786	83,396,515
—	—	—	—	—	—	—	—
—	—	—	—	(586,144)	(22,294,053)	(1,430,811)	(48,601,633)
—	—	—	—	456,261	17,818,269	984,975	34,794,882
71,136	$4,239,092	(573,636)	$(24,248,680)	(1,945,024)	$(71,461,714)	163,946	$9,136,172

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Non-US ESG Equity Fund				Touchstone Sands Capital Emerging Markets Growth Fund
	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024		For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	129,496	$3,264,471	383,086	$8,513,146	119,465	$1,712,201	293,741	$3,946,356
Reinvestment of distributions	—	—	259,307	6,054,810	—	—	—	—
Cost of Shares redeemed	(783,641)	(19,756,487)	(1,670,642)	(36,900,183)	(148,230)	(2,104,066)	(779,591)	(10,535,774)
Change from Class A Share Transactions	(654,145)	(16,492,016)	(1,028,249)	(22,332,227)	(28,765)	(391,865)	(485,850)	(6,589,418)
Class C
Proceeds from Shares issued	5,706	145,206	11,330	260,295	18,386	257,538	30,496	400,122
Reinvestment of distributions	—	—	33	772	—	—	—	—
Cost of Shares redeemed	(18,242)	(465,905)	(72,646)	(1,639,787)	(43,311)	(608,142)	(94,818)	(1,236,271)
Change from Class C Share Transactions	(12,536)	(320,699)	(61,283)	(1,378,720)	(24,925)	(350,604)	(64,322)	(836,149)
Class Y
Proceeds from Shares issued	1,210,852	32,308,144	2,135,855	51,880,155	3,254,089	47,484,266	11,733,615	159,156,401
Reinvestment of distributions	—	—	74,858	1,830,274	—	—	—	—
Cost of Shares redeemed	(738,885)	(19,709,628)	(1,052,386)	(24,331,142)	(7,953,442)	(117,392,508)	(17,267,923)	(233,531,426)
Change from Class Y Share Transactions	471,967	12,598,516	1,158,327	29,379,287	(4,699,353)	(69,908,242)	(5,534,308)	(74,375,025)
Institutional Class
Proceeds from Shares issued	245,963	6,625,490	1,845,534	41,432,236	3,282,213	48,288,675	10,444,878	141,759,560
Reinvestment of distributions	—	—	5,895	144,254	—	—	—	—
Cost of Shares redeemed	(23,621)	(627,870)	(1,202,648)	(27,642,029)	(4,805,877)	(70,891,401)	(17,044,463)	(231,590,150)
Change from Institutional Class Share Transactions	222,342	5,997,620	648,781	13,934,461	(1,523,664)	(22,602,726)	(6,599,585)	(89,830,590)
Class R6
Proceeds from Shares issued	—	—	—	—	2,876,326	42,941,143	16,187,004	218,840,360
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	(7,170,237)	(104,407,018)	(19,891,842)	(275,194,984)
Change from Class R6 Share Transactions	—	—	—	—	(4,293,911)	(61,465,875)	(3,704,838)	(56,354,624)
Change from Share Transactions	27,628	$1,783,421	717,576	$19,602,801	(10,570,618)	$(154,719,312)	(16,388,903)	$(227,985,806)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024
Shares	Dollars	Shares	Dollars

1,500,409	$4,728,500	2,582,531	$7,750,325
707,053	2,230,663	1,745,023	5,255,874
(4,062,911)	(12,796,436)	(9,111,170)	(27,450,305)
(1,855,449)	(5,837,273)	(4,783,616)	(14,444,106)

85,145	274,718	171,516	514,730
69,130	218,693	218,600	661,394
(1,395,356)	(4,419,526)	(3,102,241)	(9,349,329)
(1,241,081)	(3,926,115)	(2,712,125)	(8,173,205)

4,381,805	14,078,662	3,287,946	9,998,065
314,721	991,290	644,322	1,935,683
(2,452,090)	(7,712,761)	(5,396,495)	(16,197,381)
2,244,436	7,357,191	(1,464,227)	(4,263,633)

37,333,580	121,280,529	338,984	1,000,000
134,184	436,125	14,529	43,670
(74,316)	(240,892)	(10,215)	(30,613)
37,393,448	121,475,762	343,298	1,013,057

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
36,541,354	$119,069,565	(8,616,670)	$(25,867,887)

Financial Highlights
Touchstone Flexible Income Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/20	$10.75	$0.34	$(0.68)	$(0.34)	$(0.36)	$ —	$(0.36)	$10.05	(3.33)%	$99,460	1.05%	1.14%	3.12%	136%
03/31/21	10.05	0.41	1.16	1.57	(0.41)	(0.10)	(0.51)	11.11	15.72	121,317	1.04	1.09	3.79	103
03/31/22	11.11	0.34	(0.52)	(0.18)	(0.36)	—	(0.36)	10.57	(1.76)	113,880	1.09	1.11	3.05	61
03/31/23	10.57	0.34	(0.60)	(0.26)	(0.32)	(0.12)	(0.44)	9.87	(2.39)	104,050	1.06	1.11	3.39	52
03/31/24	9.87	0.37	0.37	0.74	(0.36)	—	(0.36)	10.25	7.69	119,032	1.04	1.09	3.81	47
09/30/24(3)	10.25	0.19(4)	0.26	0.45	(0.20)	—	(0.20)	10.50	4.43(5)	122,592	1.04(6)	1.06(6)	3.77(6)	24(5)
Class C
03/31/20	$10.60	$0.24	$(0.66)	$(0.42)	$(0.28)	$ —	$(0.28)	$9.90	(4.09)%	$50,767	1.80%	1.91%	2.37%	136%
03/31/21	9.90	0.32	1.15	1.47	(0.33)	(0.10)	(0.43)	10.94	14.89	44,389	1.79	1.85	3.04	103
03/31/22	10.94	0.25	(0.51)	(0.26)	(0.28)	—	(0.28)	10.40	(2.52)	37,087	1.84	1.87	2.30	61
03/31/23	10.40	0.26	(0.60)	(0.34)	(0.24)	(0.12)	(0.36)	9.70	(3.16)	30,158	1.81	1.88	2.64	52
03/31/24	9.70	0.30	0.36	0.66	(0.29)	—	(0.29)	10.07	6.93	33,569	1.79	1.84	3.06	47
09/30/24(3)	10.07	0.15(4)	0.25	0.40	(0.16)	—	(0.16)	10.31	4.02(5)	35,471	1.79(6)	1.83(6)	3.02(6)	24(5)
Class Y
03/31/20	$10.78	$0.37	$(0.68)	$(0.31)	$(0.39)	$ —	$(0.39)	$10.08	(3.07)%	$464,910	0.80%	0.87%	3.37%	136%
03/31/21	10.08	0.44	1.17	1.61	(0.44)	(0.10)	(0.54)	11.15	16.07	587,810	0.79	0.83	4.04	103
03/31/22	11.15	0.36	(0.53)	(0.17)	(0.38)	—	(0.38)	10.60	(1.61)	661,266	0.84	0.85	3.30	61
03/31/23	10.60	0.36	(0.60)	(0.24)	(0.34)	(0.12)	(0.46)	9.90	(2.14)	668,604	0.81	0.85	3.64	52
03/31/24	9.90	0.39	0.39	0.78	(0.39)	—	(0.39)	10.29	8.04	1,166,943	0.79	0.80	4.06	47
09/30/24(3)	10.29	0.21(4)	0.25	0.46	(0.21)	—	(0.21)	10.54	4.54(5)	1,373,532	0.79(6)(7)	0.77(6)	4.02(6)	24(5)
Institutional Class
03/31/20	$10.78	$0.40	$(0.70)	$(0.30)	$(0.40)	$ —	$(0.40)	$10.08	(3.02)%	$25,798	0.70%	0.88%	3.47%	136%
03/31/21	10.08	0.45	1.16	1.61	(0.45)	(0.10)	(0.55)	11.14	16.19	36,136	0.69	0.84	4.14	103
03/31/22	11.14	0.37	(0.52)	(0.15)	(0.39)	—	(0.39)	10.60	(1.45)	34,177	0.74	0.84	3.40	61
03/31/23	10.60	0.37	(0.60)	(0.23)	(0.35)	(0.12)	(0.47)	9.90	(2.04)	35,484	0.71	0.83	3.74	52
03/31/24	9.90	0.41	0.38	0.79	(0.40)	—	(0.40)	10.29	8.15	40,698	0.69	0.80	4.16	47
09/30/24(3)	10.29	0.21(4)	0.26	0.47	(0.22)	—	(0.22)	10.54	4.59(5)	45,079	0.69(6)	0.78(6)	4.12(6)	24(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.02%, 0.05% and 0.01% for the years ended March 31, 2023, 2022 and 2020, respectively.
(3)	Unaudited.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Not annualized.
(6)	Annualized.
(7)	Net expenses include amounts eligible for recoupment by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/20	$42.68	$0.14	$(3.56)	$(3.42)	$(0.10)	$ (2.71)	$(2.81)	$36.45	(9.14)%	$27,889	1.20%(4)	1.19%	0.31%	13%
03/31/21	36.45	(0.02)	24.92	24.90	—	(2.92)	(2.92)	58.43	69.38	48,419	1.22	1.22	(0.05)	18(5)
03/31/22	58.43	(0.10)	5.72	5.62	(0.03)	(3.64)	(3.67)	60.38	9.38	53,028	1.15	1.15	(0.17)	14(5)
03/31/23	60.38	0.09	(4.14)	(4.05)	—	(1.62)	(1.62)	54.71	(6.52)	45,751	1.17	1.17	0.16	5(5)
03/31/24	54.71	0.23	12.23	12.46	—	(0.53)	(0.53)	66.64	22.85	57,366	1.18	1.18	0.38	5(5)
09/30/24(6)	66.64	0.09	5.73	5.82	—	—	—	72.46	8.73(7)	62,115	1.16(8)	1.16(8)	0.27(8)	2(5)(7)
Class C
03/31/20	$40.26	$(0.18)	$(3.31)	$(3.49)	$—	$ (2.71)	$(2.71)	$34.06	(9.80)%	$21,961	1.95%	1.98%	(0.44)%	13%
03/31/21	34.06	(0.36)	23.19	22.83	—	(2.92)	(2.92)	53.97	68.10	25,241	1.96	1.96	(0.79)	18(5)
03/31/22	53.97	(0.53)	5.30	4.77	—	(3.64)	(3.64)	55.10	8.58	20,147	1.91	1.91	(0.92)	14(5)
03/31/23	55.10	(0.30)	(3.81)	(4.11)	—	(1.62)	(1.62)	49.37	(7.26)	12,937	1.96	1.96	(0.62)	5(5)
03/31/24	49.37	(0.22)	10.99	10.77	—	(0.53)	(0.53)	59.61	21.90	10,346	1.96	2.02	(0.40)	5(5)
09/30/24(6)	59.61	(0.16)	5.12	4.96	—	—	—	64.57	8.32(7)	8,873	1.94(8)	2.06(8)	(0.52)(8)	2(5)(7)
Class Y
03/31/20	$43.12	$0.26	$(3.58)	$(3.32)	$(0.27)	$ (2.71)	$(2.98)	$36.82	(8.86)%	$680,934	0.91%	0.91%	0.60%	13%
03/31/21	36.82	0.13	25.21	25.34	(0.14)	(2.92)	(3.06)	59.10	69.89	1,058,713	0.91	0.91	0.27	18(5)
03/31/22	59.10	0.08	5.80	5.88	(0.12)	(3.64)	(3.76)	61.22	9.71	1,108,883	0.86	0.86	0.12	14(5)
03/31/23	61.22	0.25	(4.21)	(3.96)	(0.06)	(1.62)	(1.68)	55.58	(6.26)	978,944	0.88	0.88	0.45	5(5)
03/31/24	55.58	0.41	12.45	12.86	(0.25)	(0.53)	(0.78)	67.66	23.24	1,167,637	0.88	0.88	0.68	5(5)
09/30/24(6)	67.66	0.19	5.82	6.01	—	—	—	73.67	8.88(7)	1,214,258	0.87(8)	0.87(8)	0.55(8)	2(5)(7)
Institutional Class
03/31/20	$43.30	$0.30	$(3.60)	$(3.30)	$(0.31)	$ (2.71)	$(3.02)	$36.98	(8.79)%	$15,267	0.83%	0.92%	0.68%	13%
03/31/21	36.98	0.16	25.33	25.49	(0.17)	(2.92)	(3.09)	59.38	70.00	15,323	0.85	0.94	0.32	18(5)
03/31/22	59.38	0.09	5.84	5.93	(0.13)	(3.64)	(3.77)	61.54	9.75	18,825	0.84	0.88	0.15	14(5)
03/31/23	61.54	0.27	(4.22)	(3.95)	(0.07)	(1.62)	(1.69)	55.90	(6.21)	21,145	0.84	0.91	0.50	5(5)
03/31/24	55.90	0.44	12.50	12.94	(0.27)	(0.53)	(0.80)	68.04	23.27	18,915	0.84	0.95	0.72	5(5)
09/30/24(6)	68.04	0.20	5.87	6.07	—	—	—	74.11	8.92(7)	20,642	0.84(8)	0.94(8)	0.58(8)	2(5)(7)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01% and 0.02% for the six months ended September 30, 2024 and for the years ended March 31, 2024, 2023, 2022 and 2021, respectively.
(4)	Net expenses include amounts recouped by the Adviser.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Growth Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/20	$32.71	$(0.04)	$0.99	$0.95	$—	$ (5.72)	$(5.72)	$27.94	0.63%	$37,150	1.25%	1.41%	(0.12)%	101%(3)
03/31/21	27.94	(0.20)	17.44	17.24	—	(4.11)	(4.11)	41.07	62.56	56,877	1.24	1.34	(0.55)	65
03/31/22	41.07	(0.21)(4)	4.97	4.76	—	(7.19)	(7.19)	38.64	10.48	61,006	1.25	1.31	(0.48)	47(3)
03/31/23	38.64	(0.09)(4)	(4.39)	(4.48)	—(5)	(0.69)	(0.69)	33.47	(11.34)	48,229	1.26	1.37	(0.27)	55(3)
03/31/24	33.47	(0.15)(4)	13.85	13.70	—	(1.08)	(1.08)	46.09	41.43	63,755	1.27	1.39	(0.40)	53(3)
09/30/24(6)	46.09	(0.11)(4)	3.94	3.83	—	—	—	49.92	8.31(7)	67,134	1.26(8)	1.35(8)	(0.47)(8)	39(3)(7)
Class C
03/31/20^	$39.02	$(0.34)	$1.43	$1.09	$—	$ (8.53)	$(8.53)	$31.58	(0.09)%	$2,724	2.00%	2.61%	(0.87)%	101%(3)
03/31/21^	31.58	(1.15)	20.17	19.02	—	(6.13)	(6.13)	44.47	61.29	1,853	1.99	2.70	(1.30)	65
03/31/22^	44.47	(0.57)(4)	5.57	5.00	—	(10.72)	(10.72)	38.75	9.64	1,769	2.00	2.64	(1.23)	47(3)
03/31/23^	38.75	(0.26)(4)	(4.48)	(4.74)	—	(0.69)	(0.69)	33.32	(11.99)	1,485	2.01	2.86	(1.02)	55(3)
03/31/24	33.32	(0.44)(4)	13.73	13.29	—	(1.08)	(1.08)	45.53	40.37	1,311	2.02	3.35	(1.15)	53(3)
09/30/24(6)	45.53	(0.28)(4)	3.88	3.60	—	—	—	49.13	7.91(7)	1,447	2.01(8)	3.36(8)	(1.22)(8)	39(3)(7)
Class Y
03/31/20	$33.78	$0.04	$1.01	$1.05	$—	$ (5.72)	$(5.72)	$29.11	0.92%	$26,610	1.00%	1.14%	0.13%	101%(3)
03/31/21	29.11	(0.12)	18.20	18.08	—	(4.11)	(4.11)	43.08	62.93	30,742	0.99	1.13	(0.30)	65
03/31/22	43.08	(0.11)(4)	5.19	5.08	—	(7.19)	(7.19)	40.97	10.75	25,851	1.00	1.10	(0.23)	47(3)
03/31/23	40.97	(0.01)(4)	(4.65)	(4.66)	(0.07)	(0.69)	(0.76)	35.55	(11.13)	26,581	1.01	1.15	(0.02)	55(3)
03/31/24	35.55	(0.06)(4)	14.76	14.70	—	(1.08)	(1.08)	49.17	41.82	33,435	1.02	1.18	(0.15)	53(3)
09/30/24(6)	49.17	(0.05)(4)	4.21	4.16	—	—	—	53.33	8.46(7)	40,189	1.01(8)	1.14(8)	(0.22)(8)	39(3)(7)
Institutional Class
03/31/20	$34.22	$0.06	$1.02	$1.08	$—	$ (5.72)	$(5.72)	$29.58	1.00%	$96,361	0.90%	1.05%	0.23%	101%(3)
03/31/21	29.58	(0.06)	18.49	18.43	—	(4.11)	(4.11)	43.90	63.13	71,461	0.89	1.03	(0.20)	65
03/31/22	43.90	(0.06)(4)	5.27	5.21	—	(7.19)	(7.19)	41.92	10.84	73,624	0.90	1.02	(0.13)	47(3)
03/31/23	41.92	0.03(4)	(4.76)	(4.73)	(0.10)	(0.69)	(0.79)	36.40	(11.02)	49,939	0.91	1.06	0.08	55(3)
03/31/24	36.40	(0.02)(4)	15.11	15.09	—(5)	(1.08)	(1.08)	50.41	41.93	47,369	0.92	1.08	(0.05)	53(3)
09/30/24(6)	50.41	(0.03)(4)	4.32	4.29	—	—	—	54.70	8.51(7)	53,330	0.91(8)	1.06(8)	(0.12)(8)	39(3)(7)
^	Updated to reflect the effect of a 1 for 0.670946 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.03%, 0.02%, 0.01% and 0.01% for the six months ended September 30, 2024 and for the years ended March 31, 2024, 2023, 2022 and 2020, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Less than $0.005 per share.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/20	$29.26	$(0.07)	$(2.06)	$(2.13)	$(0.01)	$ (2.23)	$(2.24)	$24.89	(8.78)%	$234,307	1.25%	1.25%	(0.24)%	82%
03/31/21	24.89	(0.28)	15.64	15.36	—	(2.54)	(2.54)	37.71	61.98	322,432	1.23	1.23	(0.75)	65(3)
03/31/22	37.71	(0.26)(4)	3.44	3.18	—	(6.37)	(6.37)	34.52	7.43	299,763	1.21	1.21	(0.65)	60(3)
03/31/23	34.52	(0.09)(4)	(4.56)	(4.65)	—	(0.73)	(0.73)	29.14	(13.36)	234,325	1.26	1.26	(0.31)	56(3)
03/31/24	29.14	(0.10)(4)	7.90	7.80	—	—	—	36.94	26.77	256,076	1.24	1.24	(0.33)	58(3)
09/30/24(5)	36.94	(0.11)(4)	(0.59)	(0.70)	—	—	—	36.24	(1.90)(6)	238,425	1.23(7)	1.23(7)	(0.66)(7)	39(3)(6)
Class C
03/31/20^	$38.74	$(0.69)	$(2.08)	$(2.77)	$—	$ (4.78)	$(4.78)	$31.19	(9.55)%	$20,918	2.07%	2.07%	(1.06)%	82%
03/31/21^	31.19	(1.67)	20.46	18.79	—	(5.44)	(5.44)	44.54	60.65	18,939	2.07	2.07	(1.59)	65(3)
03/31/22^	44.54	(0.64)(4)	4.39	3.75	—	(13.65)	(13.65)	34.64	6.53	17,918	2.04	2.04	(1.48)	60(3)
03/31/23^	34.64	(0.20)(4)	(4.71)	(4.91)	—	(0.73)	(0.73)	29.00	(14.07)	13,709	2.10	2.10	(1.15)	56(3)
03/31/24	29.00	(0.36)(4)	7.82	7.46	—	—	—	36.46	25.73	15,144	2.07	2.07	(1.17)	58(3)
09/30/24(5)	36.46	(0.26)(4)	(0.60)	(0.86)	—	—	—	35.60	(2.33)(6)	12,870	2.09(7)	2.09(7)	(1.52)(7)	39(3)(6)
Class Y
03/31/20	$30.50	$(—)(8)	$(2.17)	$(2.17)	$(0.06)	$ (2.23)	$(2.29)	$26.04	(8.58)%	$424,403	1.01%	1.01%	(—)%(8)	82%
03/31/21	26.04	(0.18)	16.36	16.18	—	(2.54)	(2.54)	39.68	62.40	641,218	0.99	0.99	(0.52)	65(3)
03/31/22	39.68	(0.18)(4)	3.59	3.41	—	(6.37)	(6.37)	36.72	7.65	657,182	0.99	0.99	(0.43)	60(3)
03/31/23	36.72	(0.02)(4)	(4.84)	(4.86)	—	(0.73)	(0.73)	31.13	(13.15)	548,507	1.03	1.03	(0.07)	56(3)
03/31/24	31.13	(0.03)(4)	8.45	8.42	—	—	—	39.55	27.09	712,307	1.01	1.01	(0.10)	58(3)
09/30/24(5)	39.55	(0.08)(4)	(0.63)	(0.71)	—	—	—	38.84	(1.80)(6)	639,862	1.00(7)	1.00(7)	(0.43)(7)	39(3)(6)
Institutional Class
03/31/20	$30.79	$0.01	$(2.18)	$(2.17)	$(0.07)	$ (2.23)	$(2.30)	$26.32	(8.49)%	$357,769	0.94%	0.94%	0.06%	82%
03/31/21	26.32	(0.20)	16.58	16.38	—	(2.54)	(2.54)	40.16	62.50	381,463	0.91	0.92	(0.44)	65(3)
03/31/22	40.16	(0.14)(4)	3.64	3.50	—	(6.37)	(6.37)	37.29	7.79	229,028	0.88	0.91	(0.32)	60(3)
03/31/23	37.29	0.02(4)	(4.92)	(4.90)	—	(0.73)	(0.73)	31.66	(13.03)	209,280	0.88	0.96	0.07	56(3)
03/31/24	31.66	0.01(4)	8.62	8.63	—	—	—	40.29	27.26	264,631	0.87	0.95	0.04	58(3)
09/30/24(5)	40.29	(0.06)(4)	(0.64)	(0.70)	—	—	—	39.59	(1.74)(6)	241,798	0.87(7)	0.95(7)	(0.30)(7)	39(3)(6)
Class R6
03/31/20(9)	$35.72(10)	$(—)(8)	$(9.40)	$(9.40)	$—	$ —	$—	$26.32	(26.32)%(6)	$2	0.89%(7)	1,279.20%(7)	(0.02)%(7)	82%
03/31/21	26.32	(0.11)	16.51	16.40	—	(2.54)	(2.54)	40.18	62.58	4,603	0.85	1.47	(0.37)	65(3)
03/31/22	40.18	(0.09)(4)	3.63	3.54	—	(6.37)	(6.37)	37.35	7.89	111,561	0.79	0.88	(0.23)	60(3)
03/31/23	37.35	0.05(4)	(4.92)	(4.87)	—	(0.73)	(0.73)	31.75	(12.93)	99,956	0.79	0.91	0.16	56(3)
03/31/24	31.75	0.04(4)	8.65	8.69	—	—	—	40.44	27.37	167,139	0.78	0.90	0.13	58(3)
09/30/24(5)	40.44	(0.04)(4)	(0.65)	(0.69)	—	—	—	39.75	(1.71)(6)	182,445	0.78(7)	0.88(7)	(0.21)(7)	39(3)(6)
^	Updated to reflect the effect of a 1 for 0.466797 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.02%, 0.02% and 0.01% for the six months ended September 30, 2024 and for the years ended March 31, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share or 0.005%.
(9)	Represents the period from commencement of operations (February 10, 2020) through March 31, 2020.
(10)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on February 10, 2020.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Non-US ESG Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/20	$19.94	$0.17(3)	$(2.78)	$(2.61)	$(0.15)	$ (0.34)	$(0.49)	$16.84	(13.61)%	$347,021	1.17%	1.18%	0.84%	60%
03/31/21	16.84	0.14(3)	9.26	9.40	(0.08)	—	(0.08)	26.16	55.86	496,574	1.12	1.12	0.63	62
03/31/22	26.16	0.18	(0.27)	(0.09)	(0.23)	(2.78)	(3.01)	23.06	(0.98)	457,750	1.09	1.09	0.74	32
03/31/23	23.06	0.29	(1.19)	(0.90)	(0.26)	(1.12)	(1.38)	20.78	(3.50)	406,506	1.18	1.18	1.45	110(4)
03/31/24	20.78	0.38(3)	3.75	4.13	(0.34)	—	(0.34)	24.57	19.97	455,288	1.16	1.15	1.74	16(4)
09/30/24(5)	24.57	0.26(3)	1.95	2.21	—	—	—	26.78	9.00(6)	478,829	1.15(7)	1.15(7)	2.04(7)	10(6)
Class C
03/31/20^	$20.77	$—(3)(8)	$(2.88)	$(2.88)	$(0.05)	$ (0.42)	$(0.47)	$17.42	(14.34)%	$8,099	1.99%	2.14%	0.02%	60%
03/31/21^	17.42	(0.05)(3)	9.56	9.51	—	—	—	26.93	54.55	7,782	1.99	2.14	(0.24)	62
03/31/22^	26.93	(0.04)	(0.25)	(0.29)	(0.05)	(3.47)	(3.52)	23.13	(1.85)	5,565	1.99	2.10	(0.16)	32
03/31/23^	23.13	0.19	(1.25)	(1.06)	—	(1.12)	(1.12)	20.95	(4.26)	3,553	1.99	2.29	0.64	110(4)
03/31/24	20.95	0.21(3)	3.78	3.99	(0.01)	—	(0.01)	24.93	19.03	2,699	1.95	2.51	0.95	16(4)
09/30/24(5)	24.93	0.16(3)	1.98	2.14	—	—	—	27.07	8.58(6)	2,592	1.94(7)	2.56(7)	1.25(7)	10(6)
Class Y
03/31/20	$20.66	$0.24(3)	$(2.88)	$(2.64)	$(0.20)	$ (0.34)	$(0.54)	$17.48	(13.37)%	$136,239	0.90%	0.94%	1.11%	60%
03/31/21	17.48	0.20(3)	9.62	9.82	(0.14)	—	(0.14)	27.16	56.22	182,806	0.90	0.93	0.85	62
03/31/22	27.16	0.25	(0.28)	(0.03)	(0.28)	(2.78)	(3.06)	24.07	(0.74)	155,664	0.90	0.90	0.93	32
03/31/23	24.07	0.42	(1.31)	(0.89)	(0.30)	(1.12)	(1.42)	21.76	(3.27)	109,722	0.92	0.95	1.71	110(4)
03/31/24	21.76	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.75	20.28	159,646	0.90	0.94	2.00	16(4)
09/30/24(5)	25.75	0.31(3)	2.05	2.36	—	—	—	28.11	9.17(6)	187,540	0.90(7)	0.93(7)	2.29(7)	10(6)
Institutional Class
03/31/20	$20.68	$0.24(3)	$(2.88)	$(2.64)	$(0.20)	$ (0.34)	$(0.54)	$17.50	(13.35)%	$21,739	0.89%	0.95%	1.12%	60%
03/31/21	17.50	0.19(3)	9.64	9.83	(0.13)	—	(0.13)	27.20	56.21	13,271	0.89	0.97	0.86	62
03/31/22	27.20	0.29	(0.32)	(0.03)	(0.28)	(2.78)	(3.06)	24.11	(0.74)	9,747	0.89	0.94	0.94	32
03/31/23	24.11	0.24	(1.14)	(0.90)	(0.31)	(1.12)	(1.43)	21.78	(3.31)	8,018	0.91	1.01	1.72	110(4)
03/31/24	21.78	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.77	20.27	26,204	0.89	0.92	2.01	16(4)
09/30/24(5)	25.77	0.31(3)	2.05	2.36	—	—	—	28.13	9.16(6)	34,863	0.88(7)	0.90(7)	2.31(7)	10(6)
^	Updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02% for the year ended March 31, 2023.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/20	$13.15	$0.05(2)	$(1.77)	$(1.72)	$(0.07)	$(0.07)	$11.36	(13.19)%	$2,897	1.60%	2.62%	0.35%	20%
03/31/21	11.36	(0.13)	10.02	9.89	—	—	21.25	87.06	20,369	1.60	1.77	(1.22)	27
03/31/22	21.25	(0.21)	(5.07)	(5.28)	(0.32)	(0.32)	15.65	(25.16)	19,694	1.60	1.60	(1.03)	28(3)
03/31/23	15.65	(0.07)(2)	(2.35)	(2.42)	—	—	13.23	(15.35)	16,203	1.60	1.65	(0.50)	30(3)
03/31/24	13.23	(0.01)(2)	0.97	0.96	—	—	14.19	7.18	10,483	1.60	1.70	(0.07)	17
09/30/24(4)	14.19	0.02(2)	1.48	1.50	—	—	15.69	10.57(5)	11,141	1.60(6)	1.71(6)	0.24(6)	6(5)
Class C
03/31/20	$13.11	$(0.05)(2)	$(1.75)	$(1.80)	$(0.05)	$(0.05)	$11.26	(13.81)%	$1,135	2.35%	5.24%	(0.40)%	20%
03/31/21	11.26	(0.14)	9.79	9.65	—	—	20.91	85.70	9,637	2.35	2.82	(1.97)	27
03/31/22	20.91	(0.35)	(4.99)	(5.34)	(0.20)	(0.20)	15.37	(25.69)	9,107	2.35	2.46	(1.78)	28(3)
03/31/23	15.37	(0.16)(2)	(2.31)	(2.47)	—	—	12.90	(16.07)	6,154	2.35	2.56	(1.25)	30(3)
03/31/24	12.90	(0.11)(2)	0.94	0.83	—	—	13.73	6.43	5,667	2.35	2.68	(0.82)	17
09/30/24(4)	13.73	(0.04)(2)	1.44	1.40	—	—	15.13	10.20(5)	5,867	2.35(6)	2.61(6)	(0.51)(6)	6(5)
Class Y
03/31/20	$13.16	$0.08(2)	$(1.77)	$(1.69)	$(0.09)	$(0.09)	$11.38	(12.96)%	$423,992	1.33%(7)	1.31%	0.62%	20%
03/31/21	11.38	(0.11)	10.09	9.98	—	—	21.36	87.71	1,460,473	1.26	1.26	(0.88)	27
03/31/22	21.36	(0.17)	(5.08)	(5.25)	(0.37)	(0.37)	15.74	(24.89)	1,186,957	1.29	1.29	(0.71)	28(3)
03/31/23	15.74	(0.03)(2)	(2.36)	(2.39)	—	—	13.35	(15.13)	611,637	1.29	1.29	(0.19)	30(3)
03/31/24	13.35	0.03(2)	0.98	1.01	—	—	14.36	7.57	578,614	1.28	1.28	0.25	17
09/30/24(4)	14.36	0.04(2)	1.51	1.55	—	—	15.91	10.79(5)	566,193	1.27(6)	1.27(6)	0.57(6)	6(5)
Institutional Class
03/31/20	$13.21	$0.09(2)	$(1.77)	$(1.68)	$(0.10)	$(0.10)	$11.43	(12.87)%	$883,508	1.25%(7)	1.24%	0.70%	20%
03/31/21	11.43	(0.11)	10.15	10.04	—	—	21.47	87.79	2,867,373	1.21(7)	1.20	(0.83)	27
03/31/22	21.47	(0.29)	(4.97)	(5.26)	(0.38)	(0.38)	15.83	(24.81)	1,252,461	1.20	1.20	(0.62)	28(3)
03/31/23	15.83	(0.02)(2)	(2.38)	(2.40)	—	—	13.43	(15.11)	931,523	1.23	1.23	(0.13)	30(3)
03/31/24	13.43	0.04(2)	0.99	1.03	—	—	14.46	7.67	907,364	1.23	1.23	0.30	17
09/30/24(4)	14.46	0.05(2)	1.51	1.56	—	—	16.02	10.79(5)	980,993	1.21(6)	1.21(6)	0.62(6)	6(5)
Class R6
03/31/22(8)	$22.37	$0.15	$(6.31)	$(6.16)	$(0.38)	$(0.38)	$15.83	(27.85)%(5)	$1,109,805	1.17%(6)	1.17%(6)	(0.59)%(6)	28%(3)
03/31/23	15.83	(0.01)(2)	(2.39)	(2.40)	—(9)	—(9)	13.43	(15.03)	696,638	1.18	1.18	(0.08)	30(3)
03/31/24	13.43	0.05(2)	0.99	1.04	—	—	14.47	7.66	696,672	1.18	1.18	0.35	17
09/30/24(4)	14.47	0.05(2)	1.52	1.57	—	—	16.04	10.85(5)	703,259	1.17(6)	1.17(6)	0.67(6)	6(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Net expenses include amounts recouped by the Adviser.
(8)	Represents the period from commencement of operations (April 26, 2021) through March 31, 2022.
(9)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/20	$3.31	$0.11	$(0.15)	$(0.04)	$(0.12)	$—	$(0.12)	$3.15	(1.37)%	$143,815	1.10%	1.37%	3.14%	85%
03/31/21	3.15	0.10	0.33	0.43	(0.11)	—	(0.11)	3.47	13.87	173,600	1.10	1.37	2.91	111
03/31/22	3.47	0.08	(0.19)	(0.11)	(0.09)	—	(0.09)	3.27	(3.22)	177,574	1.03	1.14	2.38	155(3)
03/31/23	3.27	0.12	(0.24)	(0.12)	(0.12)	(0.01)	(0.13)	3.02	(3.44)	138,096	1.00	1.12	4.01	78
03/31/24	3.02	0.15	0.11	0.26	(0.15)	—	(0.15)	3.13	8.77	128,461	1.00	1.16	5.01	113
09/30/24(4)	3.13	0.07(5)	0.13	0.20	(0.07)	—	(0.07)	3.26	6.40(6)	127,733	1.00(7)	1.15(7)	4.43(7)	38(6)
Class C
03/31/20	$3.32	$0.08	$(0.14)	$(0.06)	$(0.10)	$—	$(0.10)	$3.16	(2.04)%	$49,730	1.78%	2.05%	2.47%	85%
03/31/21	3.16	0.08	0.33	0.41	(0.09)	—	(0.09)	3.48	13.11	39,402	1.78	2.05	2.26	111
03/31/22	3.48	0.06	(0.20)	(0.14)	(0.06)	—	(0.06)	3.28	(4.03)	42,046	1.74	1.88	1.62	155(3)
03/31/23	3.28	0.10	(0.24)	(0.14)	(0.11)	—(8)	(0.11)	3.03	(4.12)	24,451	1.71	1.90	3.30	78
03/31/24	3.03	0.13	0.11	0.24	(0.12)	—	(0.12)	3.15	8.29	16,873	1.71	1.97	4.30	113
09/30/24(4)	3.15	0.06(5)	0.13	0.19	(0.06)	—	(0.06)	3.28	5.98(6)	13,509	1.71(7)	2.01(7)	3.72(7)	38(6)
Class Y
03/31/20	$3.31	$0.11	$(0.14)	$(0.03)	$(0.13)	$—	$(0.13)	$3.15	(1.16)%	$89,806	0.91%	1.18%	3.28%	85%
03/31/21	3.15	0.10	0.33	0.43	(0.12)	—	(0.12)	3.46	13.77	140,047	0.90	1.17	3.08	111
03/31/22(9)	3.46	0.09	(0.19)	(0.10)	(0.10)	—	(0.10)	3.26	(2.97)	106,650	0.79	0.91	2.62	155(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	3.01	(3.19)	59,269	0.75	0.87	4.26	78
03/31/24	3.01	0.16	0.10	0.26	(0.15)	—	(0.15)	3.12	9.07	56,982	0.75	0.91	5.26	113
09/30/24(4)	3.12	0.07(5)	0.13	0.20	(0.07)	—	(0.07)	3.25	6.56(6)	66,640	0.75(7)	0.91(7)	4.68(7)	38(6)
Institutional Class
03/31/22(10)	$3.50	$0.06	$(0.23)	$(0.17)	$(0.07)	$—	$(0.07)	$3.26	(4.94)%(6)	$263	0.65%(7)	3.91%(7)	2.56%(7)	155%(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.14)	(0.01)	(0.15)	3.00	(3.35)	220	0.65	3.89	4.36	78
03/31/24	3.00	0.16	0.11	0.27	(0.16)	—	(0.16)	3.11	9.20	1,297	0.65	1.67	5.36	113
09/30/24(4)	3.11	0.07(5)	0.14	0.21	(0.07)	—	(0.07)	3.25	6.95(6)	122,885	0.65(7)	0.83(7)	4.78(7)	38(6)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	The net investment income per share was based on average shares outstanding for the period.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share.
(9)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Fund.
(10)	Represents the period from commencement of operations (July 19, 2021) through March 31, 2022 for Institutional Class.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2024 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fifteen funds, including the following seven funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Flexible Income Fund ("Flexible Income Fund”)
Touchstone Focused Fund ("Focused Fund”)
Touchstone Growth Opportunities Fund ("Growth Opportunities Fund”)
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund”)
Touchstone Non-US ESG Equity Fund ("Non-US ESG Equity Fund”)
Touchstone Sands Capital Emerging Markets Growth Fund ("Sands Capital Emerging Markets Growth Fund”)
Touchstone Strategic Income Opportunities Fund ("Strategic Income Opportunities Fund”)
Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Non-US ESG Equity Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X	X
Strategic Income Opportunities Fund	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments.The Strategic Income Opportunities Fund held Level 3 categorized securities during the six months ended September 30, 2024. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Flexible Income Fund and Strategic Income Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest.

Notes to Financial Statements (Unaudited) (Continued)
Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short —The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
As of September 30, 2024, the Flexible Income Fund did not hold any securities sold short.
Options — The Flexible Income Fund and Strategic Income Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write and purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
As of September 30, 2024, the Flexible Income Fund and Strategic Income Opportunities Fund did not hold any options.
Futures Contracts — The Flexible Income Fund and the Strategic Income Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of September 30, 2024, the Flexible Income Fund and Strategic Income Opportunities Fund did not hold any futures.
Swap Contracts — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Notes to Financial Statements (Unaudited) (Continued)
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
As of September 30, 2024, the Flexible Income Fund and Strategic Income Opportunities Fund did not hold any swap agreements.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or

Notes to Financial Statements (Unaudited) (Continued)
posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of September 30, 2024, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Flexible Income Fund	Swap Agreements - Credit Contracts*	$(3,789)	$—
Strategic Income Opportunities Fund	Futures - Interest Rate Contracts**	1,040,857	158,551
	Swap Agreements - Credit Contracts*	2,500	—
*	Statements of Operations Location: Net realized gains/(losses) on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
**	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
For the six months ended September 30, 2024, the average quarterly balances of outstanding derivative financial instruments for the Funds were as follows:
Strategic Income Opportunities Fund
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	$74,902,418
Futures Contracts (short) - Notional Value	4,065,844
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

Notes to Financial Statements (Unaudited) (Continued)
As of September 30, 2024, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Flexible Income Fund	Corporate Bonds	$1,540,017	$1,581,550	$41,533
	Common Stocks	1,992,897	2,040,002	47,105
Total Flexible Income Fund		3,532,914	3,621,552	88,638
Focused Fund	Common Stocks	25,523,164	26,529,102	1,005,938
Sands Capital Emerging Markets Growth Fund	Common Stocks	8,127,439	8,625,231	497,792
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund and the Strategic Income Opportunities Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Flexible Income Fund and the Strategic Income Opportunities Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, Institutional Class and Class R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the Strategic Income Opportunities Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund and the Strategic Income Opportunities Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Notes to Financial Statements (Unaudited) (Continued)
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone ETF Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2024:
	Flexible Income Fund	Focused Fund*	Growth Opportunities Fund*	Mid Cap Growth Fund*	Non-US ESG Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Opportunities Fund
Purchases of investment securities	$391,198,290	$50,780,641	$68,702,409	$500,022,139	$62,458,133	$117,481,409	$97,518,003
Proceeds from sales and maturities	$297,771,028	$28,882,615	$56,929,145	$518,903,789	$62,714,805	$269,856,575	$26,549,771
*	The Focused Fund, the Growth Opportunities Fund and the Mid Cap Growth Fund had redemption-in-kinds out of the Fund of $43,494,871, $7,736,846 and $49,295,214, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended September 30, 2024, purchases and proceeds from sales and maturities in U.S. Government Securities were $37,384,511 and $5,364,706, respectively, for the Flexible Income Fund and $106,593,473 and $51,189,284, respectively, for the Strategic Income Opportunities Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended September 30, 2024.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $112,686 for the Funds’ Board for the six months ended September 30, 2024.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Flexible Income Fund	0.60% on the first $500 million 0.50% on such assets in excess of $500 million

Notes to Financial Statements (Unaudited) (Continued)
Focused Fund	0.70% on the first $100 million 0.65% on the next $400 million 0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $200 million 0.60% on such assets in excess of $1.2 billion
Non-US ESG Equity Fund	0.65% on the first $1 billion 0.60% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund*	1.00% on the first $200 million 0.85% on the next $2.8 billion 0.80% on such assets in excess of $3 billion
Strategic Income Opportunities Fund	0.55% on the first $250 million 0.50% on the next $250 million 0.45% on such assets in excess $500 million
* Prior to September 30, 2024, the Fund paid 1.00% on all assets.
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.*	Westfield Capital Management Company, L.P.
Focused Fund	Growth Opportunities Fund
Strategic Income Opportunities Fund	Mid Cap Growth Fund
Rockefeller & Co., LLC
Non-US ESG Equity Fund
*	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—	July 29, 2025
Focused Fund*	1.20%	1.89%	0.95%	0.83%	—	July 29, 2025
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—	July 29, 2025
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.86%	0.77%	July 29, 2025
Non-US ESG Equity Fund**	1.17%	1.92%	0.90%	0.87%	—	July 29, 2025
Sands Capital Emerging Markets Growth Fund***	1.43%	2.13%	1.21%	1.04%	1.00%	September 30, 2025
Strategic Income Opportunities Fund	1.00%	1.71%	0.75%	0.65%	—	July 29, 2025
*	Prior to July 29, 2024, the expense limitation for Class C was 1.95%.
**	Prior to July 29, 2024, the expense limitations for Class C and Institutional Class shares were 1.95% and 0.89%, respectively.
***	Prior to September 30, 2024, the expense limitations for Classes A, C, Y, R6 and Institutional Class shares were 1.60%, 2.35%, 1.35%, 1.19% and 1.25%, respectively.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended September 30, 2024, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Flexible Income Fund	$—	$—	$35,633	$35,633
Focused Fund	—	—	15,812	15,812
Growth Opportunities Fund	—	18,011	80,164	98,175
Mid Cap Growth Fund	—	72,065	109,995	182,060
Non-US ESG Equity Fund	—	—	45,964	45,964
Sands Capital Emerging Markets Growth Fund	—	—	13,567	13,567
Strategic Income Opportunities Fund	—	15,359	156,961	172,320
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of September 30, 2024, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before March 31, 2025	Expires on or before March 31, 2026	Expires on or before March 31, 2027	Expires on or before March 31, 2028	Total
Flexible Income Fund	$22,542	$226,685	$142,721	$19,735	$411,683
Focused Fund	5,885	11,518	21,771	10,361	49,535
Growth Opportunities Fund	60,293	114,846	130,445	61,506	367,090
Mid Cap Growth Fund	73,585	293,346	313,884	182,060	862,875
Non-US ESG Equity Fund	—	45,205	55,902	32,436	133,543
Sands Capital Emerging Markets Growth Fund	4,433	—	—	740	5,173
Strategic Income Opportunities Fund	21,544	101,355	97,252	58,364	278,515
For the six months ended September 30, 2024, the Adviser is eligible to recoup previously waived fees or reimbursed expenses from Flexible Income Fund of $112,086.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing

Notes to Financial Statements (Unaudited) (Continued)
agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended September 30, 2024:
Fund	Amount
Flexible Income Fund	$ 4,895
Focused Fund	8,288
Growth Opportunities Fund	3,503
Mid Cap Growth Fund	10,442
Non-US ESG Equity Fund	3,653
Sands Capital Emerging Markets Growth Fund	411
Strategic Income Opportunities Fund	1,063
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended September 30, 2024:
Fund	Class A	Class C
Flexible Income Fund	$ 2,150	$ 854
Sands Capital Emerging Markets Growth Fund	—	39
Strategic Income Opportunities Fund	—	31
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended September 30, 2024, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended September 30, 2024, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Focused Fund	678,541	$ 43,494,871
Growth Opportunities Fund	245,649	7,736,846
Mid Cap Growth Fund	1,507,882	49,295,214
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended September 30, 2024, the following Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Sands Capital Emerging Markets Growth Fund	$ 29,741	5.88%	$ 889
*	Included in Interest in the Statements of Operations.
During the six months ended September 30, 2024, the following Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Flexible Income Fund	$ 101,979	5.89%	$ 3,051
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended March 31, 2024 and March 31, 2023 were as follows:
	Flexible Income Fund		Focused Fund		Growth Opportunities Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
From ordinary income	$39,387,547	$34,918,465	$4,415,457	$1,277,618	$4,218	$1,038,217
From long-term capital gains	—	944,221	9,886,009	30,327,511	3,420,878	1,556,529
Total distributions	$39,387,547	$35,862,686	$14,301,466	$31,605,129	$3,425,096	$2,594,746

Notes to Financial Statements (Unaudited) (Continued)
	Mid Cap Growth Fund		Non-US ESG Equity Fund		Sands Capital Emerging Markets Growth Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
From ordinary income	$—	$7,444,034	$8,683,646	$6,761,704	$—	$81,972
From long-term capital gains	—	19,506,766	—	27,240,018	—	—
Total distributions	$—	$26,950,800	$8,683,646	$34,001,722	$—	$81,972
	Strategic Income Opportunities Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023
From ordinary income	$9,864,583	$10,666,641
From return of capital	—	457,048
Total distributions	$9,864,583	$11,123,689
The following information is computed on a tax basis for each item as of March 31, 2024:
	Flexible Income Fund	Focused Fund	Growth Opportunities Fund
Tax cost of portfolio investments	$1,390,192,945	$650,956,768	$80,589,517
Gross unrealized appreciation on investments	17,366,241	642,586,544	66,310,792
Gross unrealized depreciation on investments	(46,079,826)	(30,901,807)	(1,125,809)
Net unrealized appreciation (depreciation) on investments	(28,713,585)	611,684,737	65,184,983
Gross unrealized depreciation on foreign currency transactions	(1)	(1)	(1)
Net unrealized appreciation (depreciation) on foreign currency transactions	(1)	(1)	(1)
Capital loss carryforwards	(17,163,384)	—	—
Undistributed ordinary income	1,641,155	7,553,347	1,567,489
Undistributed capital gains	—	6,433,867	1,958,444
Other temporary differences	(368,679)	—	—
Accumulated earnings (deficit)	$(44,604,494)	$625,671,950	$68,710,915
	Mid Cap Growth Fund	Non-US ESG Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Opportunities Fund
Tax cost of portfolio investments	$1,025,180,660	$536,822,568	$1,796,536,129	$211,399,159
Gross unrealized appreciation on investments	418,232,453	177,744,428	695,836,717	3,860,457
Gross unrealized depreciation on investments	(26,774,686)	(30,378,229)	(289,409,781)	(13,172,356)
Net unrealized appreciation (depreciation) on investments	391,457,767	147,366,199	406,426,936	(9,311,899)
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	(56,487)	(14,267,424)	(10)
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	(56,487)	(14,267,424)	(10)
Capital loss carryforwards	(5,194,964)	(3,138,486)	(914,907,064)	(75,551,886)
Qualified late year losses	(1,068,680)	—	—	—
Undistributed ordinary income	—	3,673,013	3,537,042	416,860
Other temporary differences	—	(20)	—	(519,848)
Accumulated earnings (deficit)	$385,194,123	$147,844,219	$(519,210,510)	$(84,966,783)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, callable bonds, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP and investments in passive foreign investment company (“PFIC”) adjustments.

Notes to Financial Statements (Unaudited) (Continued)
As of March 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Flexible Income Fund	$ 2,084,455	$ 15,078,929	$ 17,163,384
Mid Cap Growth Fund	5,194,964	—	5,194,964
Non-US ESG Equity Fund	3,138,486	—	3,138,486
Sands Capital Emerging Markets Growth Fund	482,064,435	432,842,629	914,907,064
Strategic Income Opportunities Fund*	7,880,185	67,671,701	75,551,886
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended March 31, 2024, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Mid Cap Growth Fund	$ 80,373,344
Sands Capital Emerging Markets Growth Fund	940,407
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of September 30, 2024, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Flexible Income Fund	$1,542,081,562	$39,794,615	$(25,293,521)	$—	$—	$14,501,094
Focused Fund	633,582,166	716,569,663	(17,324,802)	—	—	699,244,861
Growth Opportunities Fund	94,309,327	69,116,027	(1,252,093)	—	—	67,863,934
Mid Cap Growth Fund	1,003,426,488	338,901,973	(28,274,540)	—	—	310,627,433
Non-US ESG Equity Fund	515,484,712	195,522,170	(8,334,743)	37,506	(2)	187,224,931
Sands Capital Emerging Markets Growth Fund	1,625,651,313	763,546,424	(93,109,198)	14,291	(366)	670,451,151
Strategic Income Opportunities Fund	332,863,703	6,101,377	(8,454,790)	—	(5)	(2,353,418)
(A)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or

Notes to Financial Statements (Unaudited) (Continued)
financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

Notes to Financial Statements (Unaudited) (Continued)
Effective October 31, 2024, the Touchstone Strategic Income Opportunities Fund will be renamed the Touchstone Strategic Income Fund. There will be no changes to the investment strategies of the Fund and the current investment process of the Fund's sub-advisor will not change.
Effective on or about March 1, 2025, the Touchstone Non-US ESG Equity Fund will be renamed the Touchstone Non-US Equity Fund. There will be no changes to the investment strategies of the Fund and the current investment process of the Fund's sub-advisor will not change.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-SR-NCSR-2410

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore Jr.
E. Blake Moore Jr., President
(principal executive officer)

Date	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore Jr.
E. Blake Moore Jr., President
(principal executive officer)

Date	December 3, 2024

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	December 3, 2024

* Print the name and title of each signing officer under his or her signature.